UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSRS


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-3111
                                   811-21301

Name of Fund:  CMA Tax-Exempt Fund
               Master Tax-Exempt Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA Tax-Exempt Fund and Master Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/04 - 09/30/04

Item 1 - Report to Stockholders


(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


CMA Tax-Exempt Fund


Semi-Annual Report
September 30, 2004



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com;
and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov.Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.



CMA Tax-Exempt Fund
Box 9011
Princeton, NJ
08543-9011



(GO PAPERLESS LOGO)
It's Fast, Convenient, & Timely!
To sign up today, go to www.icsdelivery.com/live.



CMA Tax-Exempt Fund


Portfolio Holdings*


Pie Chart illustrated the following:

Description                           Percentage

Put Bonds                                   9.3%
Fixed Rate Notes                           19.5%
Tax-Exempt Commercial Paper                 6.0%
Variable Rate Demand Obligations           65.2%

*Based on total market value of the portfolio as of September 30, 2004. Investments are valued at amortized cost, which approximates market value.



Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


A Letter From the President


Dear Shareholder

As we ended the current reporting period, the financial markets were facing a number of uncertainties. At the top of investors' minds were questions about economic expansion, corporate earnings, interest rates and inflation, politics, oil prices and terrorism.

After benefiting from aggressive monetary and fiscal policy stimulus, some fear the U.S. economy has hit a "soft patch." In fact, economic expansion has slowed somewhat in recent months, but we believe it is easing into a pace of growth that is sustainable and healthy. The favorable economic environment has served to benefit American corporations, which have continued to post strong earnings. Although the most impressive results were seen earlier in the year, solid productivity, improved revenue growth and cost discipline all point to a vital corporate sector.

In terms of inflation and interest rates, the Federal Reserve Board (the Fed) has signaled its confidence in the economic recovery by increasing the Federal Funds target rate three times in the past several months, from 1% to 1.75%. Inflation, for its part, has remained in check. Investors and economists are focused on how quickly Fed policy will move from here, anxiously absorbing every bit of economic data and Fed innuendo.

While any market jitters associated with the presidential election should subside after November, the effect of oil prices is more difficult to predict. At around $50 per barrel, the price of oil is clearly a concern. However, on an inflation-adjusted basis and considering modern usage levels, the situation is far from the crisis proportions we saw in the 1980s. Finally, although terrorism and geopolitical crises are realities we are forced to live with today, history has shown us that the financial effects of any single event tend to be short-lived.

Amid the uncertainty, short-term tax-exempt bond yields generally moved higher over the past six months. The yield on seven-day variable rate instruments, as measured by the Bond Market Association Municipal Swap Index, rose from 1.01% on March 31, 2004 to 1.69% on September 30, 2004. As always, our investment professionals are closely monitoring the markets, the economy and the overall environment in an effort to make well-informed decisions for the portfolios they manage. For the individual investor, the key during uncertain times is to remain focused on the big picture. Investment success comes not from reacting to short-term volatility, but from maintaining a long-term perspective and adhering to the disciplines of asset allocation, diversification and rebalancing. We encourage you to work with your financial advisor to ensure these time-tested techniques are incorporated into your investment plan.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004



A Discussion With Your Fund's Portfolio Manager


A large portion of the Fund's notes matured in June, enabling us to lock in attractive rates by reinvesting the proceeds in six-month to one-year bonds after rates rose significantly.


How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended September 30, 2004, CMA Tax-Exempt
Fund paid shareholders a net annualized yield of .64%. As of September 30, 2004, the Fund's seven-day yield was .96%.

Throughout the period, we continued our strategy of overweighting fixed-rate notes in an environment characterized by a positively sloped yield curve - indicating that these longer-term investments were offering better yields than their shorter counterparts. The Federal Reserve Board (the Fed) ended its long-accommodative policy stance by increasing interest rates .25% in June, and again in August and September. Although we entered a period of rising short-term interest rates, the increase was widely anticipated by the market and yields adjusted accordingly. By mid May, yields on fixed rate notes had risen more than 100 basis points (1.00%) from the beginning of the period in response to stronger economic data.

Two main factors contributed to the Fund's performance during the past six months. First, a large portion of the Trust's notes matured in June, enabling us to lock in attractive rates by reinvesting the proceeds in bonds with maturities of six months to one year. Second, tax-season redemption activity in the municipal market was lower than in past years - a factor that kept yields on variable rate securities low, allowing the yield curve to maintain its positive slope. Thus, we were able to pursue a weighted average maturity modestly longer than neutral, which contributed to Fund performance in the past six months.


What changes were made to the portfolio during the period?

Overall, our investment strategy remained very similar to that discussed in prior shareholder reports. While we continued to overweight fixed rate notes, which have maturities of up to 13 months, we did reduce the portfolio's average maturity. As we moved from an environment of falling interest rates to one of rising rates, we believed that a more cautious approach was warranted. At the end of the period, the portfolio was still positioned slightly longer than neutral. We believe this stance is justified, as it provides a clear yield advantage, and it appears the market has already aggressively priced in its expectations for further interest rate hikes from the Fed.

Another notable change was our reduction in tax-exempt commercial paper, which we had used as a vehicle to lock in rates for a desired period of time. Instead, we favored variable rate demand notes to provide a hedge against rising interest rates. This approach provided the portfolio with a "barbell" structure, with longer fixed rate notes balanced by very short-term variable rate securities.


How would you characterize the portfolio's position at the close of the period?

The portfolio continues to be postured slightly longer than neutral. The final months of the calendar year are traditionally a period of low new issuance in the short-term tax-exempt market. This adds to the value of holding fixed rate notes. In addition, demand for short-term tax-exempt securities typically is very strong at the beginning of each year, at which time the short-term yield curve often steepens.

We will continue to closely monitor economic data for indications of future Fed policy. In light of the current high oil prices and the potential impact on the economy, it appears the Fed is likely to pause its campaign of interest rate hikes late this year or early in 2005 as it assesses the U.S. economy's strength.


Peter J. Hayes
Vice President and Portfolio Manager


October 18, 2004



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004



Disclosure of Expenses


Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on April 1, 2004 and held through September 30, 2004) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees, or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                            Expenses Paid
                                                                             Ending       During the Period*
                                                          Beginning      Account Value     April 1, 2004 to
                                                        Account Value    September 30,      September 30,
                                                        April 1, 2004         2004               2004
Actual

CMA Tax-Exempt Fund Class A                                 $1,000         $1,003.20            $2.76

Hypothetical (5% annual return before expenses)**

CMA Tax-Exempt Fund                                         $1,000         $1,022.31            $2.79

 * Expenses are equal to the Fund's annualized expense ratio of .55%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
   Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Statement of Assets and Liabilities                                                                     CMA Tax-Exempt Fund

As of September 30, 2004
Assets

           Investment in Master Tax-Exempt Trust, at value (identified cost--$8,949,657,224)                $ 8,949,657,224
           Prepaid expenses                                                                                         441,711
                                                                                                            ---------------
           Total assets                                                                                       8,950,098,935
                                                                                                            ---------------

Liabilities

           Payables:
               Distributor                                                                $     2,998,588
               Administrator                                                                      369,607
               Other affiliates                                                                   196,703         3,564,898
                                                                                          ---------------
           Accrued expenses                                                                                          78,149
                                                                                                            ---------------
           Total liabilities                                                                                      3,643,047
                                                                                                            ---------------

Net Assets

           Net assets                                                                                       $ 8,946,455,888
                                                                                                            ===============

Net Assets Consist of

           Shares of beneficial interest, $.10 par value, unlimited number of
           shares authorized                                                                               $    894,796,092
           Paid-in capital in excess of par                                                                   8,052,145,812
           Undistributed investment income--net                                           $        53,944
           Accumulated realized capital losses allocated from the Trust--net                    (539,960)
                                                                                          ---------------
           Total accumulated losses--net                                                                          (486,016)
                                                                                                            ---------------
           Net Assets--Equivalent to $1.00 per share based on 8,947,960,921
           shares of beneficial interest outstanding.                                                       $ 8,946,455,888
                                                                                                            ===============

           See Notes to Financial Statements.


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Statement of Operations                                                                                 CMA Tax-Exempt Fund

For the Six Months Ended September 30, 2004
Investment Income--Net

           Interest                                                                                         $         6,834
           Net investment income allocated from the Trust:
               Interest and amortization of premium and discount earned                                          55,250,685
               Expenses                                                                                         (7,129,609)
                                                                                                            ---------------
           Total income and net investment income allocated from the Trust                                       48,127,910
                                                                                                            ---------------

Expenses

           Administration fees                                                            $    11,684,248
           Distribution fees                                                                    5,841,398
           Transfer agent fees                                                                    596,638
           Registration fees                                                                      303,206
           Printing and shareholder reports                                                        73,631
           Professional fees                                                                       40,875
           Other                                                                                   28,818
                                                                                          ---------------
           Total expenses                                                                                        18,568,814
                                                                                                            ---------------
           Investment income--net                                                                                29,559,096
                                                                                                            ---------------

Realized Loss Allocated from the Trust--Net

           Realized loss on investments allocated from the Trust--net                                              (70,275)
                                                                                                            ---------------
           Net Increase in Net Assets Resulting from Operations                                             $    29,488,821
                                                                                                            ===============

           See Notes to Financial Statements.


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Statements of Changes in Net Assets                                                                     CMA Tax-Exempt Fund

                                                                                           For the Six          For the
                                                                                          Months Ended         Year Ended
                                                                                          September 30,        March 31,
Increase (Decrease) in Net Assets:                                                             2004               2004
Operations

           Investment income--net                                                         $    29,559,096   $    54,689,821
           Realized loss allocated from the Trust--net                                           (70,275)         (255,938)
                                                                                          ---------------   ---------------
           Net increase in net assets resulting from operations                                29,488,821        54,433,883
                                                                                          ---------------   ---------------

Dividends to Shareholders

           Dividends to shareholders from investment income--net                             (29,559,096)      (54,690,122)
                                                                                          ---------------   ---------------

Beneficial Interest Transactions

           Net proceeds from sale of shares                                                15,878,103,904    34,265,235,678
           Value of shares issued to shareholders in reinvestment of dividends                 29,560,179        54,687,363
                                                                                          ---------------   ---------------
           Total shares issued                                                             15,907,664,083    34,319,923,041
                                                                                          ---------------   ---------------
           Cost of shares redeemed                                                       (16,483,192,524)  (34,644,148,609)
           Shares redeemed in connection with the bulk transfer of WCMA
           shareholder assets                                                                          --     (741,257,384)
                                                                                          ---------------   ---------------
           Total shares redeemed                                                         (16,483,192,524)  (35,385,405,993)
                                                                                          ---------------   ---------------
           Net decrease in net assets derived from beneficial interest transactions         (575,528,441)   (1,065,482,952)
                                                                                          ---------------   ---------------

Net Assets

           Net decrease in net assets                                                       (575,598,716)   (1,065,739,191)
           Beginning of period                                                              9,522,054,604    10,587,793,795
                                                                                          ---------------   ---------------
           End of period*                                                                 $ 8,946,455,888   $ 9,522,054,604
                                                                                          ===============   ===============
               * Undistributed investment income                                          $        53,944   $        53,944
                                                                                          ===============   ===============
                 See Notes to Financial Statements.


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Financial Highlights                                                                                    CMA Tax-Exempt Fund

The following per share data and ratios have been derived   For the Six
from information provided in the financial statements.      Months Ended
                                                           September 30,           For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                         2004         2004      2003++++++      2002          2001
Per Share Operating Performance

           Net asset value, beginning of period             $      1.00  $      1.00  $      1.00  $      1.00  $      1.00
                                                            -----------  -----------  -----------  -----------  -----------
           Investment income--net                                  --++          .01          .01          .02          .03
           Realized gain (loss) and allocated from
           the Trust--net                                        --++++       --++++       --++++         --++         --++
                                                            -----------  -----------  -----------  -----------  -----------
           Total from investment operations                          --          .01          .01          .02          .03
                                                            -----------  -----------  -----------  -----------  -----------
           Less dividends from investment income--net            --++++        (.01)        (.01)        (.02)        (.03)
                                                            -----------  -----------  -----------  -----------  -----------
           Net asset value, end of period                   $      1.00  $      1.00  $      1.00  $      1.00  $      1.00
                                                            ===========  ===========  ===========  ===========  ===========
           Total investment return                               .32%**         .54%         .93%        1.76%        3.51%
                                                            ===========  ===========  ===========  ===========  ===========

Ratios to Average Net Assets

           Expenses                                            .55%*+++      .55%+++      .55%+++         .55%         .54%
                                                            ===========  ===========  ===========  ===========  ===========
           Investment income and realized loss and
           allocated from the Trust--net                          .63%*         .55%         .93%        1.78%        3.46%
                                                            ===========  ===========  ===========  ===========  ===========

Supplemental Data

           Net assets, end of period (in thousands)         $ 8,946,456  $ 9,522,055  $10,587,794  $10,545,626  $10,379,038
                                                            ===========  ===========  ===========  ===========  ===========

             * Annualized.

            ** Aggregate total investment return.

            ++ Amount is less than $.01 per share.

          ++++ Amount is less than $(.01) per share.

        ++++++ On February 13, 2003, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a
               "master/feeder" structure.

           +++ Includes the Fund's share of the Trust's allocated expenses.

               See Notes to Financial Statements.


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Notes to Financial Statements
CMA Tax-Exempt Fund


1. Significant Accounting Policies:
CMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Tax-Exempt Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at September 30, 2004 was 92.2%. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., receives a distribution fee from the Fund. The fee is accrued daily and paid monthly at the annual rate of .125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004



Notes to Financial Statements (concluded)
CMA Tax-Exempt Fund


Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Transactions in Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested, cost of shares redeemed and shares redeemed in connection with the bulk transfer of WCMA shareholder assets, respectively, since shares are recorded at $1.00 per share.


4. Capital Loss Carryforward:
On March 31, 2004, the Fund had a net capital loss carryforward of $436,599, of which $72,081 expires in 2008, $144,287 expires in 2011 and $220,231 expires in 2012. This amount will be available to offset like amounts of any future taxable gains.



Officers and Trustees


Terry K. Glenn,President and Trustee
Ronald W. Forbes,Trustee
Cynthia A. Montgomery,Trustee
Jean Margo Reid,Trustee
Kevin A. Ryan,Trustee
Roscoe S. Suddarth,Trustee
Richard R. West,Trustee
Edward D. Zinbarg,Trustee
Kenneth A. Jacob,Senior Vice President
John M. Loffredo,Senior Vice President
Peter J. Hayes,Vice President
Donald C. Burke,Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino,Secretary


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

* For inquiries regarding your CMA account, call 800-CMA-INFO (800-262-4636).



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Schedule of Investments                                                       Master Tax-Exempt Trust        (In Thousands)

                 Face
State            Amount       Municipal Bonds                                                                       Value
Alabama--2.3%    $  96,755    Alabama Special Care Facilities Financing Authority, Mobile Revenue Refunding
                              Bonds (Ascension Health Credit), VRDN, Series B, 1.67% due 11/15/2039 (i)         $    96,755
                    23,000    Birmingham, Alabama, Special Care Facilities, Financing Authority, Revenue
                              Refunding Bonds (Ascension Health Credit), VRDN, Series B, 1.68% due
                              11/15/2039 (i)                                                                         23,000
                    20,000    Columbia, Alabama, IDB, Revenue Bonds (Alabama Power Company Project),
                              VRDN, AMT, 1.70% due 11/01/2021 (i)                                                    20,000
                    27,765    Daphne, Alabama, Special Care Facilities Financing Authority Revenue Bonds,
                              FLOATS, VRDN, Series 593, 1.59% due 8/15/2008 (k)(i)                                   27,765
                    12,450    Daphne, Alabama, Special Care Facilities Financing Authority, Revenue
                              Refunding Bonds (Presbyterian), VRDN, Series B, 1.55% due 8/15/2023 (a)(i)             12,450
                     1,000    Decatur, Alabama, IDB, Environmental Facilities Revenue Bonds (BP Amoco
                              Chemical Company Project), VRDN, AMT, 1.70% due 11/01/2035 (i)                          1,000
                     4,255    Eagle Tax-Exempt Trust, Birmingham, Alabama, Water and Sewer, VRDN,
                              Series 2002-6009, Class A, 1.75% due 1/01/2043 (f)(i)                                   4,255
                              Eagle Tax-Exempt Trust, Jefferson County, Alabama, Sewer Revenue Refunding
                              Bonds, VRDN, Series 2002 (b)(i):
                     7,835       Class 6015, 1.57% due 2/01/2032                                                      7,835
                     3,000       Class 6016, 1.57% due 2/01/2038                                                      3,000
                     5,000    Jefferson County, Alabama, Sewer Revenue Refunding Bonds, VRDN, Series C-6,
                              1.51% due 2/01/2040 (h)(i)                                                              5,000
                    18,000    Stevenson, Alabama, IDB, Environmental Improvement Revenue Bonds (Mead
                              Corporation Project), VRDN, AMT, Series B, 1.73% due 4/01/2033 (i)                     18,000
                     6,300    Stevenson, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds
                              (Mead Corporation Project), VRDN, AMT, Series C, 1.73% due 11/01/2033 (i)               6,300

Alaska--0.6%        25,295    Alaska State Housing Finance Corporation, Housing Revenue Bonds, VRDN,
                              Series A, 1.50% due 12/01/2023 (e)(i)                                                  25,295
                              Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (i):
                    24,800       (ConocoPhillips Project), 1.80% due 6/01/2005                                       24,800
                     5,500       (ConocoPhillips Transportation Project), 1.47% due 5/01/2005                         5,500

Arizona--2.3%       33,000    Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN,
                              Series 83-A, 1.75% due 12/15/2018 (i)                                                  33,000
                    10,000    Maricopa County, Arizona, IDA, Health Facilities Revenue Bonds, PUTTERS,
                              VRDN, Series 420, 1.57% due 1/01/2010 (i)                                              10,000
                              Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds:
                    28,555       FLOATS, AMT, VRDN, Series 707, 1.64% due 12/01/2036 (i)                             28,555
                     7,526       Series A, 1.711% due 9/01/2005                                                       7,526
                    13,130       Series R-1A, 1.721% due 12/01/2004                                                  13,130
                    68,596       VRDN, Series B, 1.711% due 9/01/2005 (i)                                            68,596
                    49,450    Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds, AMT, Series A, 1.682%
                              due 7/01/2005                                                                          49,450
                     9,000    Pima County, Arizona, IDA, S/F Mortgage Revenue Bonds, VRDN, 1.82% due
                              2/04/2012 (i)                                                                           9,000


Portfolio Abbreviations for Master Tax-Exempt Trust


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certification of Participation
CP         Commercial Paper
EDA        Economic Development Authority
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Extendible Receipt Liquidity Option
           Tender Securities
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
S/F        Single-Family
TAN        Tax Anticipation Notes
TAW        Tax Anticipation Warrants
TOCS       Tender Option Certificates
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)

                 Face
State            Amount       Municipal Bonds                                                                       Value
Arkansas--2.0%   $   7,000    Arkansas State Development Finance Authority, Environmental Facilities
                              Revenue Bonds (Teris LLC Project), VRDN, AMT, 1.57% due 3/01/2021 (i)             $     7,000
                              Arkansas State Development Finance Authority, S/F Mortgage Revenue
                              Bonds, VRDN (i):
                    70,015       1.711% due 9/01/2006                                                                70,015
                    48,800       FLOATS, AMT, Series 708, 1.64% due 2/01/2008                                        48,800
                    40,000    North Little Rock, Arkansas, Health Facilities Board, Health Care Revenue
                              Bonds (Baptist Health), VRDN, Series B, 1.54% due 12/01/2021 (f)(i)                    40,000
                    22,000    Pulaski County, Arkansas, Lease Purpose Revenue Bonds, VRDN, Series A, 1.79%
                              due 3/01/2007 (c)(i)                                                                   22,000
                     7,530    Pulaski County, Arkansas, Public Facilities Board, M/F Housing Revenue
                              Refunding Bonds (Waterford Apartments), VRDN, AMT, 1.63% due 7/01/2032 (i)              7,530

California--5.5%     5,837    California Health Facilities Financing Authority Revenue Bonds, FLOATS,
                              VRDN, Series 591, 1.54% due 3/01/2014 (f)(i)                                            5,837
                              California State Department of Water Resources, Power Supply Revenue
                              Bonds, VRDN (i):
                    13,100       Series C-3, 1.50% due 5/01/2022 (a)                                                 13,100
                    34,200       Series C-13, 1.51% due 5/01/2022 (e)                                                34,200
                    17,500    California State Economic Recovery, GO, FLOATS, VRDN, Series L27, 1.75%
                              due 7/01/2017 (f)(i)                                                                   17,500
                              California State, Economic Recovery Revenue Bonds, VRDN (i):
                    26,000       Series C-11, 1.67% due 7/01/2023                                                    26,000
                    15,000       Series C-13, 1.68% due 7/01/2023 (h)                                                15,000
                     9,875    California State, GO, MERLOTS, VRDN, Series B-45, 1.71% due 10/01/2029 (i)              9,875
                   150,000    California State, RAN, Series A, 3% due 6/30/2005                                     151,371
                    14,000    California State Univeristy Institute, CP, Series A, 1.20% due 12/07/2004              14,000
                    20,000    California Statewide Communities Development Authority Revenue Bonds, VRDN,
                              Series J, 1.69% due 4/01/2036 (e)(i)                                                   20,000
                    30,000    California Statewide Communities Development Authority, TRAN, Series A-1,
                              3% due 6/30/2005                                                                       30,311
                    26,620    Long Beach, California, Health Facilities Revenue Refunding Bonds (Memorial
                              Health Services), VRDN, 1.70% due 10/01/2016 (i)                                       26,620
                    30,000    Los Angeles, California, Community Redevelopment Agency, M/F Housing Revenue
                              Bonds (Wilshire Station Apartments Project), VRDN, AMT, Series A, 1.75%
                              due 10/15/2038 (i)                                                                     30,000
                    25,900    Los Angeles, California, S/F Home Mortgage Revenue Bonds, 1.67% due 10/01/2004         25,900
                              Los Angeles, California, Water and Power Revenue Refunding Bonds, VRDN (i):
                    22,000       Sub-Series B-2, 1.52% due 7/01/2034                                                 22,000
                    21,800       Sub-Series B-5, 1.48% due 7/01/2034                                                 21,800
                    25,000    Sacramento County, California, TRAN, Series A, 3% due 7/11/2005                        25,258
                    46,950    South Placer, California, Wastewater Authority, Wastewater Revenue Bonds,
                              VRDN, Series B, 1.49% due 11/01/2035 (b)(i)                                            46,950

Colorado--1.7%       7,830    Adams County, Colorado, School District Number 012, GO, ROCS,
                              Series II-R-1045, 1.57% due 12/15/2022 (e)(i)                                           7,830
                     3,235    Colorado Department of Transportation Revenue Bonds, ROCS, Series II-R-4046,
                              1.57% due 12/15/2016 (a)(i)                                                             3,235
                    10,190    Colorado Department of Transportation Revenue Refunding Bonds, PUTTERS, VRDN,
                              Series 318, 1.55% due 6/15/2015 (f)(i)                                                 10,190
                     5,915    Colorado School Mines Development Corporation Revenue Bonds, VRDN, 1.56%
                              due 9/01/2026 (i)                                                                       5,915
                    16,000    Colorado State, Education Loan Program, FLOATS, VRDN, Series L48J, 1.20%
                              due 8/09/2005 (i)                                                                      16,000
                              Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT (i):
                     9,850       Series F, 1.80% due 11/15/2025                                                       9,850
                     4,675       Series G, 1.80% due 11/15/2025                                                       4,675
                              Denver, Colorado, City and County Airport Revenue Refunding Bonds, VRDN,
                              AMT (i):
                     5,925       MERLOTS, Series A61, 1.79% due 11/15/2012 (b)                                        5,925
                    19,500       Series C, 1.80% due 11/15/2025                                                      19,500
                    10,128    Denver, Colorado, City and County S/F Mortgage Revenue Refunding Bonds, AMT,
                              Series A, 1.81% due 10/25/2005                                                         10,128
                     7,312    El Paso County, Colorado, S/F Mortgage Revenue Refunding Bonds, Series A,
                              1.81% due 5/25/2005                                                                     7,312
                     6,500    Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project), VRDN,
                              AMT, Series B, 1.70% due 4/01/2014 (i)                                                  6,500
                    53,200    Platte River Power Authority, Colorado, Electric Revenue Refunding Bonds,
                              VRDN, Sub-Lien, Series S-1, 1.69% due 6/01/2018 (i)                                    53,200


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)

                 Face
State            Amount       Municipal Bonds                                                                       Value
Connecticut--    $  13,710    Connecticut State Health and Educational Facilities Authority, Revenue
0.5%                          Refunding Bonds (Ascension Health Credit), VRDN, Series B, 1.67%
                              due 11/15/2029 (i)                                                                $    13,710
                     5,800    Connecticut State Special Tax Obligation Revenue Bonds, Transportation
                              Infrastructure, VRDN, Second Lien, Series 1, 1.69% due 12/01/2010 (e)(i)                5,800
                    24,750    Eagle Tax-Exempt Trust, Connecticut, VRDN, Series 96, Class 0701, 1.53%
                              due 11/15/2004 (i)                                                                     24,750

Delaware--0.2%      21,880    Delaware State EDA Revenue Bonds (Hospital Billing and Collection), VRDN,
                              Series C, 1.71% due 12/01/2015 (a)(i)                                                  21,880

District of         10,000    District of Columbia, CP, 1.38% due 10/05/2004                                         10,000
Columbia--1.2%                District of Columbia, GO, Refunding, VRDN (i):
                    17,350       MSTR, Series SGA-62, 1.68% due 6/01/2017 (a)                                        17,350
                    13,440       Series C, 1.71% due 6/01/2026 (b)                                                   13,440
                    54,840    District of Columbia HFA, S/F Mortgage Revenue Bonds, AMT, 1.84% due
                              12/24/2004                                                                             54,840
                    18,245    District of Columbia, Hospital Revenue Bonds, FLOATS, VRDN, Series 712,
                              1.61% due 7/15/2019 (i)                                                                18,245

Florida--2.9%       13,885    Broward County, Florida, Professional Sports Facilities, Tax Revenue Bonds,
                              MSTR, VRDN, Series SGA-38, 1.75% due 9/01/2021 (f)(i)                                  13,885
                    32,530    Capital Trust Agency, Florida, M/F Housing Revenue Bonds, VRDN,
                              Series 1999-B, 1.53% due 12/01/2032 (i)                                                32,530
                    12,080    Dade County, Florida, Water and Sewer System Revenue Bonds, VRDN, 1.66%
                              due 10/05/2022 (b)(i)                                                                  12,080
                     5,000    Florida Housing Finance Corporation, Housing Revenue Bonds (Tuscany Lakes),
                              VRDN, AMT, Series 1, 1.61% due 11/15/2035 (d)(i)                                        5,000
                     8,000    Florida State Board of Education, GO, MSTR, VRDN, Series SGA-139, 1.75%
                              due 6/01/2032 (f)(i)                                                                    8,000
                              Florida State Board of Education, Lottery Revenue Bonds (i):
                     6,220       FLOATS, VRDN, Series 858, 1.20% due 1/01/2017 (f)                                    6,220
                     2,870       ROCS, Series II-R-4521, 1.57% due 7/01/2020 (b)                                      2,870
                    11,677    Florida State Department of Environmental Protection, Preservation Revenue
                              Bonds, FLOATS, VRDN, Series 722, 1.55% due 7/01/2022 (b)(i)                            11,677
                     6,000    Highlands County, Florida, Health Facilities Authority, Hospital Revenue
                              Refunding Bonds (Adventist Health System), VRDN, Series C, 1.60% due
                              11/15/2021 (i)                                                                          6,000
                     3,990    Hillsborough County, Florida, Aviation Authority Revenue Refunding Bonds,
                              MERLOTS, VRDN, AMT, Series A18, 1.79% due 10/01/2013 (f)(i)                             3,990
                              Jacksonville Electric Authority, Florida, Water and Sewer System Revenue
                              Refunding Bonds, VRDN (i):
                     2,700       PUTTERS, Series 408, 1.55% due 10/01/2011 (b)                                        2,700
                    57,565       Series B, 1.67% due 10/01/2036 (h)                                                  57,565
                     4,605    Jacksonville, Florida, Sales Tax Revenue Bonds, MERLOTS, VRDN, Series B26,
                              1.74% due 10/01/2027 (f)(i)                                                             4,605
                    32,100    Martin County, Florida, PCR, Refunding (Florida Power & Light Company Project),
                              VRDN, 1.74% due 7/15/2022 (i)                                                          32,100
                              Orange County, Florida, Health Facilities Authority Revenue Bonds, FLOATS,
                              VRDN (i):
                    32,995       Series 532, 1.74% due 11/15/2015 (a)                                                32,995
                    19,295       Series 830, 1.55% due 11/15/2022 (e)                                                19,295
                    15,000    Orlando and Orange County, Florida, Expressway Authority, Expressway Revenue
                              Refunding Bonds, VRDN, Series C3, 1.50% due 7/01/2025 (e)(i)                           15,000
                    10,000    Palm Beach County, Florida, Health Facilities Authority, Pooled Hospital
                              Revenue Bonds, CP, 1.15% due 10/12/2004                                                10,000
                     2,095    Palm Beach County, Florida, School Board, COP, ROCS, Series II-R-2105, 1.75%
                              due 8/01/2015 (b)(i)                                                                    2,095
                     6,955    Reedy Creek, Florida, Improvement District, Florida Utilities Revenue Bonds,
                              ROCS, Series II-R-4027, 1.57% due 10/01/2023 (f)(i)                                     6,955

Georgia--4.0%        4,400    Albany-Dougherty County, Georgia, Hospital Authority Revenue Refunding Bonds,
                              FLOATS, VRDN, Series L3J, 1.75% due 9/01/2020 (a)(i)                                    4,400
                    16,300    Appling County, Georgia, Development Authority, PCR (Georgia Power Plant Hatch),
                              VRDN, Second Series, 1.70% due 12/01/2018 (i)                                          16,300
                              Atlanta, Georgia, Airport Revenue Refunding Bonds, VRDN (f)(i):
                    26,710       Series B-2, 1.53% due 1/01/2030                                                     26,710
                    21,710       Series C-3, 1.51% due 1/01/2030                                                     21,710
                     3,000    Atlanta, Georgia, Water and Wastewater Revenue Bonds, MSTR, VRDN, SGA-145,
                              1.75% due 11/01/2033 (f)(i)                                                             3,000
                    44,970    Atlanta, Georgia, Water and Wastewater Revenue Refunding Bonds, VRDN,
                              Series B, 1.50% due 11/01/2038 (e)(i)                                                  44,970
                     8,000    Augusta, Georgia, Water and Sewer Revenue Refunding Bonds, MSTR, VRDN,
                              Series SGS-140, 1.75% due 10/01/2032 (e)(i)                                             8,000


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)

                 Face
State            Amount       Municipal Bonds                                                                       Value
Georgia          $  17,000    Burke County, Georgia, Development Authority, PCR (Georgia Power
(concluded)                   Company--Plant Vogtle Project), Refunding, 1st Series, 1.08% due 4/19/2005        $    17,000
                              Clayton County, Georgia, Development Authority, Special Facilities
                              Revenue Bonds (Delta Air Lines Project), VRDN (i):
                    10,545       AMT, Series B, 1.76% due 5/01/2035                                                  10,545
                     6,500       AMT, Series C, 1.77% due 5/01/2035                                                   6,500
                    10,135       Series A, 1.71% due 6/01/2029                                                       10,135
                     7,000    Cobb County, Georgia, Development Authority Revenue Bonds (Whitefield
                              Academy Inc. Project), 1.70% due 7/01/2025 (i)                                          7,000
                    25,000    De Kalb County, Georgia, School District, GO, TAN, 2% due 12/31/2004                   25,058
                     4,475    Eagle Tax-Exempt Trust, Atlanta, Georgia, Water and Wastewater Revenue
                              Bonds, VRDN, Series A, 1.75% due 11/01/2028 (e)(i)                                      4,475
                    10,585    Eagle Tax-Exempt Trust, Georgia, GO, VRDN, Series 01, Class 1001, 1.57%
                              due 11/01/2017 (i)                                                                     10,585
                     6,815    Georgia Municipal Electric Authority Power Revenue Bonds, VRDN, Series D,
                              1.59% due 1/01/2017 (i)                                                                 6,815
                     2,600    Gwinnett County, Georgia, Development Authority, COP, ROCS, Series II-R-6009,
                              1.75% due 1/01/2021 (f)(i)                                                              2,600
                   136,950    Gwinnett County, Georgia, School District, GO, Construction Sales Tax Notes,
                              1.75% due 12/30/2004                                                                  137,190
                     5,200    Monroe County, Georgia, Development Authority, PCR (Georgia Power Company--
                              Scherer), Second Series 95, 1.20% due 4/19/2005                                         5,200
                    10,400    Putnam County, Georgia, Development Authority, PCR (Georgia Power Company),
                              First Series 97, 1.20% due 4/19/2005                                                   10,400
                    12,900    Rockdale County, Georgia, TAN, 2.25% due 12/31/2004                                    12,925

Hawaii--0.7%         7,930    Eagle Tax-Exempt Trust, Hawaii, VRDN, Series 2001, Class 1101, 1.57% due
                              7/01/2011 (e)(i)                                                                        7,930
                     7,500    Hawaii Pacific Health, Special Purpose Revenue Refunding Bonds (Wilcox
                              Memorial Hospital), VRDN, Series B-2, 1.82% due 7/01/2033 (g)(i)                        7,500
                     7,220    Hawaii State, GO, FLOATS, VRDN, Series 605, 1.55% due 8/01/2015 (b)(i)                  7,220
                    29,000    Honolulu, Hawaii, City and County, GO, Refunding, Series C, 1.18% due
                              12/02/2004 (b)                                                                         29,000
                    15,995    Municipal Securities Trust Certificates Revenue Bonds, VRDN, AMT,
                              Series 2002-186, Class A, 1.75% due 2/25/2021 (f)(i)                                   15,995

Idaho--0.4%         40,000    Idaho State, GO, TAN, 3% due 6/30/2005                                                 40,418

Illinois--7.2%      14,285    ABN Amro Munitops Certificates Trust, Chicago, Illinois, GO, VRDN,
                              Series 2001-31, 1.75% due 1/01/2009 (b)(i)                                             14,285
                              Aurora (Kane, DuPage and Will Counties) and Springfield (Sangamon County),
                              Illinois, S/F Mortgage Revenue Bonds, AMT:
                    25,995       FLOATS, VRDN, Series 789, 1.63% due 4/03/2006 (i)                                   25,995
                    28,959       Series A, 1.721% due 4/01/2005                                                      28,959
                     4,000    Chicago, Illinois, Board of Education, GO, Refunding, PUTTERS, VRDN,
                              Series 472, 1.77% due 6/01/2014 (b)(i)                                                  4,000
                    12,410    Chicago, Illinois, GO, VRDN, Series B, 1.72% due 1/01/2012 (i)                         12,410
                    17,250    Chicago, Illinois, Metropolitan Water Reclamation District, Greater
                              Chicago Area, GO, Refunding, VRDN, Series A, 1.67% due 12/01/2031 (i)                  17,250
                     5,815    Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, ROCS,
                              Series II-R-2021, 1.57% due 1/01/2020 (a)(i)                                            5,815
                              Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS, AMT (i):
                     2,700       Series II-R-239, 1.61% due 1/01/2022 (e)                                             2,700
                     5,995       Series II-R-250, 1.61% due 1/01/2034 (j)                                             5,995
                    14,300    Chicago, Illinois, O'Hare International Airport, Special Facilities Revenue
                              Bonds (Compagnie Nationale--Air France), VRDN, AMT, 1.74% due 5/01/2018 (i)            14,300
                    14,000    Chicago, Illinois, Park District, Corporate Purpose, TAW, Series A, 3% due
                              5/02/2005                                                                              14,118
                     6,775    Chicago, Illinois, Park District, GO, Refunding, ROCS, Series II-R-4002,
                              1.57% due 1/01/2023 (b)(i)                                                              6,775
                     6,170    Chicago, Illinois, Revenue Bonds (Homestart Program), VRDN, Series A,
                              1.60% due 6/01/2005 (i)                                                                 6,170
                    35,000    Chicago, Illinois, Second Lien Water Revenue Refunding Bonds, VRDN,
                              1.50% due 11/01/2031 (f)(i)                                                            35,000
                     3,390    Cook County, Illinois, GO, Refunding, ROCS, Series II-R-2063, 1.57%
                              due 11/15/2021 (f)(i)                                                                   3,390
                    11,000    Eagle Tax-Exempt Trust, Chicago Board of Education, VRDN, Series 01,
                              Class 1309, 1.57% due 12/01/2026 (i)                                                   11,000
                     9,900    Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN, Series 98, Class 1301,
                              1.57% due 1/01/2017 (i)                                                                 9,900
                    30,000    Eagle Tax-Exempt Trust, Cook County, Illinois, VRDN, Series 02, Class 1303,
                              1.75% due 11/15/2025 (a)(i)                                                            30,000


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)

                 Face
State            Amount       Municipal Bonds                                                                       Value
Illinois         $  14,355    Eagle Tax-Exempt Trust, Illinois Metropolitan Expo Center, VRDN, Series 98,
(concluded)                   Class 1306, 1.75% due 6/15/2029 (f)(i)                                            $    14,355
                              Eagle Tax-Exempt Trust, Illinois State, GO, VRDN (i):
                    11,000       Series 01, Class 1307, 1.57% due 11/01/2022                                         11,000
                    11,100       Series 02, Class 1302, 1.57% due 2/01/2027                                          11,100
                     3,000    Eagle Tax-Exempt Trust, Metropolitan Pier and Exposition Authority, Illinois,
                              Dedicated State Tax Revenue Bonds, VRDN, Series 2004-0030, Class A, 1.57%
                              due 6/15/2042 (i)                                                                       3,000
                     5,000    Eagle Tax-Exempt Trust, Metropolitan Pier and Exposition Authority, Illinois,
                              VRDN, Series 2002-6001, Class A, 1.75% due 12/15/2028 (f)                               5,000
                     5,000    Illinois Development Finance Authority, Water Facilities Revenue Refunding
                              Bonds (Illinois American Water Company), VRDN, AMT, 1.55% due 3/01/2032 (f)(i)          5,000
                              Illinois Educational Facilities Authority Revenue Bonds, VRDN (i):
                     8,450       (Art Institute of Chicago), 1.70% due 3/01/2027                                      8,450
                     4,800       (Chicago Historical Society), 1.70% due 12/01/2025                                   4,800
                    28,800    Illinois Educational Facilities Authority, Revenue Refunding Bonds
                              (The Art Institute of Chicago), VRDN, 1.70% due 3/01/2027 (i)                          28,800
                    14,000    Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT, Series B-2, 1.04%
                              due 4/01/2005                                                                          14,000
                              Illinois HDA, M/F Housing Revenue Bonds (Danbury Court Apartments),
                              VRDN, AMT (i):
                     6,300       Series A, 1.63% due 5/01/2037                                                        6,300
                       450       Series B, 1.73% due 5/01/2037                                                          450
                              Illinois Health Facilities Authority Revenue Bonds, Revolving Fund, Pooled,
                              VRDN (i):
                    10,000       Series B, 1.71% due 8/01/2020                                                       10,000
                     7,000       Series F, 1.71% due 8/01/2015                                                        7,000
                     2,940    Illinois State Dedicated Tax (Macon Trust), VRDN, Series N, 1.61% due
                              12/15/2020 (a)(i)                                                                       2,940
                    12,500    Illinois State Finance Authority, Revenue Refunding Bonds (Central Dupage
                              Health System), VRDN, Series B, 1.73% due 11/01/2038 (i)                               12,500
                     8,990    Illinois State, GO, MERLOTS, VRDN, Series B04, 1.74% due 12/01/2024 (e)(i)              8,990
                              Illinois State, GO, Refunding, VRDN (f)(i):
                    16,615       FLOATS, Series 743D, 1.73% due 8/01/2015 (h)                                        16,615
                     5,905       MERLOTS, Series A49, 1.74% due 8/01/2013                                             5,905
                    16,605    Illinois Student Assistance Commission, Student Loan Revenue Bonds, VRDN,
                              AMT, Series A-I, 1.70% due 9/01/2034 (f)(i)                                            16,605
                              Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax
                              Revenue Bonds (f)(i):
                     7,500       FLOATS, VRDN, Series 913, 1.77% due 12/15/2032                                       7,500
                     1,400       FLOATS, VRDN, Series 962, 1.61% due 12/15/2034                                       1,400
                     4,600       ROCS, Series II-R-270, 1.84% due 12/15/2031                                          4,600
                     4,600       ROCS, Series II-R-271, 1.84% due 12/15/2032                                          4,600
                    29,950    Municipal Securities Trust Certificates, Chicago O'Hare Airport, Illinois,
                              Revenue Bonds, VRDN, AMT, Series 2001-151, Class A, 1.70% due 6/30/2015 (a)(i)         29,950
                              Municipal Securities Trust Certificates, Cook County, Illinois, GO, Refunding,
                              VRDN, Class A (b)(i):
                    29,085       Series 2001-145, 1.75% due 11/15/2029                                               29,085
                    33,895       Series 2002-191, 1.80% due 3/18/2019                                                33,895
                    31,615    Municipal Securities Trust Certificates, Metropolitan Pier and Exposition
                              Authority, Illinois, Revenue Refunding Bonds, VRDN, Series 2001-157,
                              Class A, 1.75% due 10/05/2017 (b)(i)                                                   31,615
                    26,045    Municipal Securities Trust Certificates Revenue Refunding Bonds, Chicago
                              O'Hare International Airport, Illinois, VRDN, AMT, Series 2000-93, Class A,
                              1.70% due 10/04/2012 (a)(i)                                                            26,045
                              Regional Transportation Authority, Ilinois, GO, MERLOTS, VRDN (i):
                    19,895       Series A24, 1.74% due 7/01/2032 (f)                                                 19,895
                     4,950       Series A41, 1.74% due 6/01/2017 (b)                                                  4,950
                    21,350    Regional Transportation Authority, Illinois, FLOATS, VRDN, Series SG-82,
                              1.55% due 6/01/2025 (i)                                                                21,350
                     5,180    Regional Transportation Authority, Illinois, Revenue Bonds, MERLOTS, VRDN,
                              Series B 15, 1.74% due 6/01/2027 (f)(i)                                                 5,180
                    33,095    Regional Transportation Authority, Illinois, Revenue Refunding Bonds, FLOATS,
                              VRDN, Series 818-D, 1.55% due 7/01/2033 (b)(i)                                         33,095
                     8,300    Will County, Illinois, Exempt Facilities Revenue Bonds (Amoco Chemical
                              Company Project), VRDN, AMT, 1.70% due 3/01/2028 (i)                                    8,300


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)

                 Face
State            Amount       Municipal Bonds                                                                       Value
Indiana--7.4%    $  10,000    ABN Amro Munitops Certificates Trust, South Bend, Indiana, Community
                              School District, VRDN, Series 1998-5, 1.75% due 4/05/2006 (e)(i)                  $    10,000
                     5,415    Carmel, Indiana, School Building Corporation Revenue Bonds, ROCS,
                              Series II-R-2065, 1.57% due 7/15/2020 (i)                                               5,415
                    13,000    Goshen, Indiana, EDR, Refunding (Goshen College Project), VRDN, 1.70%
                              due 10/01/2037 (i)                                                                     13,000
                   250,000    Indiana Bond Bank, Advance Program Revenue Notes, Series A, 2% due 1/25/2005          250,689
                    28,755    Indiana Bond Bank, Midyear Funding Program Notes, Series A, 2.50% due 1/26/2005        28,858
                     5,875    Indiana Bond Bank Revenue Bonds, FLOATS, VRDN, Series 670, 1.55% due
                              10/01/2022 (f)(i)                                                                       5,875
                              Indiana Health Facilities Financing Authority, Hospital Revenue Bonds,
                              VRDN (i):
                    80,700       (Clarian Health Obligation Group), Series C, 1.69% due 3/01/2030                    80,700
                    11,000       (Clarian Health Partners), Series H, 1.69% due 3/01/2033                            11,000
                    15,000       (Community Hospitals Project), Series A, 1.50% due 7/01/2027                        15,000
                              Indiana Health Facilities Financing Authority, Hospital Revenue Refunding
                              Bonds (Clarian Health Partners), VRDN (i):
                    51,800       Series B, 1.69% due 2/15/2026                                                       51,800
                    50,800       Series C, 1.69% due 2/15/2026                                                       50,800
                       550    Indiana Health Facilities Financing Authority Revenue Bonds (Capital Access
                              Designated Pool), VRDN, 1.67% due 1/01/2012 (i)                                           550
                              Indiana Health Facilities Financing Authority, Revenue Refunding Bonds
                              (Ascension Health Credit), VRDN (i):
                    20,000       Series GP-A-2, 1.73% due 7/05/2005                                                  20,000
                    16,000       Series GP-A-3, 1.05% due 3/01/2005                                                  16,000
                    17,500       Series GP-A-4, 1.05% due 3/01/2005                                                  17,500
                    40,250    Indiana State Development Finance Authority, Environmental Revenue Bonds
                              (PSI Energy Inc. Projects), VRDN, AMT, Series A, 1.77% due 12/01/2038 (i)              40,250
                     5,345    Indiana State Office Building Commission, Facilities Revenue Bonds, ROCS,
                              Series II-R-4534, 1.57% due 7/01/2020 (i)                                               5,345
                     2,000    Indiana Transportation Finance Authority, Highway Revenue Refunding Bonds,
                              FLOATS, VRDN, Series 942D, 1.55% due 12/01/2022 (b)(i)                                  2,000
                     2,600    Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Bonds,
                              PUTTERS, VRDN, Series 422, 1.77% due 8/15/2020 (a)(i)                                   2,600
                    34,995    Municipal Securities Trust Certificates, Indianapolis, Indiana, Local Public
                              Improvement, GO, VRDN, Series 2002-192, Class A, 1.75% due 6/18/2014 (f)(i)            34,995
                     7,700    Whiting, Indiana, Environmental Facilities Revenue Bonds (BP Products North
                              America Project), VRDN, AMT, 1.70% due 7/01/2035 (i)                                    7,700
                              Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds, VRDN,
                              AMT (i):
                     2,400       (Amoco Oil Company Project), 1.70% due 1/01/2026                                     2,400
                     1,000       (Amoco Oil Company Project), 1.70% due 7/01/2031                                     1,000
                     2,600       (BP Products of North America), 1.70% due 1/01/2038                                  2,600
                    16,345       (BP Products Project), Series C, 1.70% due 7/01/2034                                16,345
                    25,600    Whiting, Indiana, Industrial Sewer and Solid Waste Disposal Revenue Refunding
                              Bonds (Amoco Oil Company Project), VRDN, AMT, 1.70% due 1/01/2026 (i)                  25,600

Iowa--0.1%          10,000    Louisa County, Iowa, PCR, Refunding (Iowa--Illinois Gas and Electric),
                              VRDN, Series A, 1.71% due 9/01/2016 (i)                                                10,000

Kansas--0.6%         4,000    Kansas State Department of Transportation, Highway Revenue Bonds, ROCS,
                              Series II-R-6020, 1.75% due 3/01/2019 (e)(i)                                            4,000
                    13,000    Kansas State Turnpike Authority, Turnpike Revenue Refunding Bonds, PUTTERS,
                              VRDN, Series 361, 1.73% due 3/01/2011 (a)(i)                                           13,000
                    32,060    Olathe, Kansas, Temporary, GO, Series A, 2.50% due 6/01/2005                           32,293
                     2,775    Reno and Labette Counties, Kansas, S/F Mortgage Revenue Bonds, FLOATS,
                              VRDN, Series 915, 1.82% due 12/01/2015 (i)                                              2,775
                     6,610    Unified Government of Wyandotte County and Kansas City, Kansas, GO, Municipal
                              Temporary Notes, Series III, 1.08% due 11/01/2004                                       6,610

Kentucky--2.7%       2,500    Boyd County, Kentucky, Sewer and Solid Waste Revenue Bonds (Air Products and
                              Chemicals Project), VRDN, AMT, 1.76% due 6/01/2021 (i)                                  2,500
                    20,930    Carroll County, Kentucky, Solid Waste Disposal Facilities, CP, 1.45% due
                              10/15/2004                                                                             20,930
                              Daviess County, Kentucky, Solid Waste Disposal Facility Revenue Bonds
                              (Scott Paper Company Project), VRDN, AMT (i):
                    44,100       Series A, 1.73% due 12/01/2023                                                      44,100
                    26,200       Series B, 1.73% due 12/01/2023                                                      26,200


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)

                 Face
State            Amount       Municipal Bonds                                                                       Value
Kentucky         $   3,375    Eagle Tax-Exempt Trust, Kentucky State Property and Buildings Commission
(concluded)                   Revenue Refunding Bonds, VRDN, Series 2004-0002, Class A, 1.75% due
                              10/01/2018 (e)(i)                                                                 $     3,375
                              Jefferson County, Kentucky, CP:
                    15,000       1.20% due 10/04/2004                                                                15,000
                     7,500       1.22% due 10/06/2004                                                                 7,500
                    26,000       1.25% due 10/06/2004                                                                26,000
                     2,200    Kenton County, Kentucky, Airport Board, Special Facilities Revenue Refunding
                              Bonds, VRDN, Series B, 1.71% due 10/01/2030 (i)                                         2,200
                     5,900    Kentucky State Property and Buildings Commission Revenue Refunding Bonds,
                              FLOATS, VRDN, Series 575, 1.55% due 2/01/2017 (e)(i)                                    5,900
                    36,475    Kentucky State Turnpike Authority, Resource Recovery Road Revenue Bonds,
                              FLOATS, VRDN, Series 488, 1.55% due 7/01/2007 (e)(i)                                   36,475
                    50,000    Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District,
                              Sewer and Drain System Revenue Refunding Bonds, VRDN, Series B, 1.71% due
                              5/15/2023 (e)(i)                                                                       50,000
                    15,000    Shelby County, Kentucky, Lease Revenue Bonds, VRDN, Series A, 1.65% due
                              9/01/2034 (i)                                                                          15,000
                    10,000    Trimble County, Kentucky, CP, 1.22% due 10/06/2004                                     10,000

Louisiana--3.7%     17,700    Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation Project),
                              VRDN, AMT, 1.73% due 3/01/2025 (i)                                                     17,700
                    30,565    East Baton Rouge, Louisiana, Mortgage Finance Authority Revenue Bonds,
                              VRDN, Series A-R-4, 1.711% due 5/02/2005 (i)                                           30,565
                    15,845    East Baton Rouge, Louisiana, Mortgage Finance Authority, S/F Mortgage
                              Revenue Bonds, VRDN, Series B, 1.876% due 12/01/2004 (i)                               15,845
                    11,943    Jefferson Parish, Louisiana, Home Mortgage Authority, S/F Mortgage
                              Revenue Bonds, VRDN, AMT, Series B, 1.792% due 9/23/2005 (i)                           11,943
                    25,000    Jefferson Parish, Louisiana, Hospital Service District Number 001,
                              Hospital Revenue Bonds (West Jefferson Medical Center), VRDN, Series B,
                              1.53% due 1/01/2028 (e)(i)                                                             25,000
                              Louisiana HFA, S/F Mortgage Revenue Refunding Bonds, VRDN (i):
                    23,682       1.697% due 4/29/2005                                                                23,682
                    30,704       1.877% due 5/31/2035                                                                30,704
                     5,506       AMT, 1.707% due 5/31/2005                                                            5,506
                     6,000    Louisiana Local Government, Environmental Facilities, Community Development
                              Authority Revenue Bonds (Honeywell International Inc. Project), VRDN, AMT,
                              1.71% due 12/01/2037 (i)                                                                6,000
                    14,915    Louisiana Public Facilities Authority Revenue Bonds (Equipment and Capital
                              Facilities Loan Program), VRDN, Series C, 1.56% due 7/01/2024 (i)                      14,915
                     2,845    Louisiana State GO, FLOATS, VRDN, Series 667, 1.55% due 4/01/2019 (b)(i)                2,845
                              New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special
                              Tax (a)(i):
                     5,115       MERLOTS, VRDN, Series A46, 1.74% due 7/15/2028                                       5,115
                     8,145       ROCS, Series II-R-4038, 1.57% due 7/15/2023                                          8,145
                    21,557    New Orleans, Louisiana, Finance Authority, S/F Mortgage Revenue Refunding
                              Bonds, VRDN, Series C, 1.706% due 6/01/2042 (i)                                        21,557
                     5,250    New Orleans, Louisiana, IDB, M/F Housing and Mortgage Revenue Bonds,
                              VRDN, 1.84% due 12/01/2043 (i)                                                          5,250
                   111,800    New Orleans, Louisiana, Sewer Service Revenue Refunding Notes, BAN, 2.75%
                              due 7/29/2005                                                                         112,942
                     4,400    Saint Charles Parish, Louisiana, PCR, Refunding (Shell Oil Company Project),
                              VRDN, 1.54% due 6/01/2005 (i)                                                           4,400
                     7,700    Saint Charles Parish, Louisiana, PCR (Shell Oil Company--Norco Project),
                              VRDN, AMT, 1.70% due 11/01/2021(i)                                                      7,700
                     4,400    South Louisiana Port Commission, Port Revenue Refunding Bonds (Occidental
                              Petroleum), VRDN, 1.72% due 7/01/2018 (i)                                               4,400

Maine--0.4%          7,335    Maine Governmental Facilities Authority, Lease Rental Revenue Refunding Bonds,
                              ROCS, Series II-R-5027, 1.75% due 10/01/2013 (e)(i)                                     7,335
                              Maine State, GO:
                     6,000       BAN, 3% due 6/23/2005                                                                6,060
                    26,000       TAN, 3% due 6/30/2005                                                               26,270

Maryland--0.9%      35,700    Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental Petroleum),
                              FLOATS, VRDN, 1.35% due 10/14/2011 (i)                                                 35,700
                    38,305    Maryland State Health and Higher Educational Facilities Authority Revenue
                              Refunding Bonds, FLOATS, VRDN, Series 867, 1.57% due 7/01/2019 (b)(i)                  38,305
                    10,000    Montgomery County, Maryland, EDR (Riderwood Village Inc. Project), Refunding,
                              VRDN, 1.55% due 3/01/2034 (i)                                                          10,000


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)

                 Face
State            Amount       Municipal Bonds                                                                       Value
Massachusetts--  $  10,000    Eagle Tax-Exempt Trust, Massachusetts Commuter Facilities, VRDN, Series 2001,
1.3%                          Class 2101, 1.54% due 6/15/2033 (i)                                               $    10,000
                              Massachusetts State, GO, Refunding, VRDN (i):
                    29,804       FLOATS, Series 716D, 1.51% due 8/01/2018 (f)                                        29,804
                     2,700       Series A, 1.50% due 9/01/2016                                                        2,700
                    10,500    Massachusetts State Heritage, CP, 1.23% due 10/27/2004                                 10,500
                    22,460    Massachusetts State Water Resource Authority, Multimodel General Revenue
                              Refunding Bonds, Sub-Series C, 1.69% due 8/01/2037 (b)                                 22,460
                     9,700    Route 3 North Transit Improvement Association, Massachusetts, Lease Revenue
                              Refunding Bonds, VRDN, Series B, 1.66% due 6/15/2033 (a)(i)                             9,700
                    18,344    Westford, Massachusetts, Refunding, BAN, GO, 2.25% due 5/10/2005                       18,451
                    23,500    Woburn, Massachusetts, GO, BAN, 1.75% due 4/08/2005                                    23,560

Michigan--2.4%      15,000    ABN Amro Munitops Certificates Trust, Michigan, GO, Series 2002-29, 1.08%
                              due 11/01/2010 (b)(i)                                                                  15,000
                              Detroit, Michigan, City School District, VRDN (i):
                     4,615       GO, Series A, 1.59% due 5/01/2029 (e)                                                4,615
                    48,680       MERLOTS, Series A113, 1.80% due7/27/2005                                            48,680
                     6,300    Detriot, Michigan, Sewage Disposal System Revenue Refunding Bonds, MERLOTS,
                              VRDN, Series B-02, 1.74% due 7/01/2028 (e)(i)                                           6,300
                     9,755    Detroit, Michigan, Sewer Disposal Revenue Refunding Bonds, MSTR, VRDN,
                              SGB 47-A, 1.57% due 7/01/2028 (e)(i)                                                    9,755
                     8,910    Eagle Tax-Exempt Trust, Detroit, Michigan, GO, Series 2004-1006, VRDN,
                              Class A, 1.57% due 4/01/2009 (f)(i)                                                     8,910
                     6,900    Eagle Tax-Exempt Trust, Grand Rapids Michigan, Sanitation Sewer System,
                              VRDN, Series A, 1.75% due 1/01/2022 (i)                                                 6,900
                              Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds
                              (Spectrum Health), VRDN (f)(i):
                    24,200       Series B, 1.69% due 1/15/2026                                                       24,200
                    16,800       Series C, 1.69% due 1/15/2026                                                       16,800
                    20,000    Michigan Municipal Bond Authority Revenue Bonds, Series B-2, 3% due 8/23/2005          20,252
                     4,295    Michigan State Building Authority, Revenue Refunding Bonds, ROCS,
                              Series II-R-2064, 1.57% due 10/15/2021 (f)(i)                                           4,295
                    25,000    Michigan State, CP, 1.10% due 12/01/2004                                               25,000
                    22,000    Michigan State Hospital Finance Authority, Revenue Refunding Bonds, MERLOTS,
                              VRDN, Series K, 1.74% due 11/15/2023 (f)(i)                                            22,000
                    16,505    Municipal Securities Trust Certificates, Revenue Refunding Bonds (Michigan
                              State Hospital), VRDN, Series 1997-24, Class A, 1.75% due 12/01/2005 (e)(i)            16,505

Minnesota--1.8%     30,600    City of Rochester, Minnesota, CP, 1.30% due 10/20/2004                                 30,600
                    18,140    Duluth, Minnesota, EDA, Health Care Facilities Revenue Refunding Bonds,
                              FLOATS, VRDN, Series 895, 1.57% due 2/15/2020 (a)(i)                                   18,140
                    10,226    Minneapolis and Saint Paul, Minnesota, CP, 1.15% due 10/06/2004                        10,226
                    14,000    Minnesota Rural Water Finance Authority, Public Projects Construction Notes,
                              Series B, 2% due 10/15/2004                                                            14,005
                    12,500    Minnesota Rural Water Finance Authority, Public Projects Construction Revenue
                              Notes, 3% due 10/01/2005                                                               12,655
                              Minnesota State, CP:
                    81,000       1.16% due 10/12/2004                                                                81,000
                     9,100       1.14% due 10/14/2004                                                                 9,100
                     1,700    Minnesota State, GO, ROCS, Series II-R-4065, 1.57% due 8/01/2023 (i)                    1,700

Mississippi--1.6%    7,100    Mississippi Business Finance Corporation, Mississippi Solid Waste Disposal
                              Revenue Bonds (Mississippi Power Company Project), VRDN, AMT, 1.74% due
                              7/01/2025 (i)                                                                           7,100
                     3,520    Mississippi Business Finance Corporation, Mississippi, Solid Waste Disposal
                              Revenue Refunding Bonds (Mississippi Power Company Project), VRDN, AMT,
                              1.74% due 5/01/2028 (i)                                                                 3,520
                     5,200    Mississippi Business Finance Corporation Revenue Bonds (Mississippi Power
                              Company), VRDN, AMT, 1.72% due 12/01/2027 (i)                                           5,200
                    12,500    Mississippi Home Corporation, Lease Purpose Revenue Bonds, VRDN, 1.61%
                              due 10/01/2007 (i)                                                                     12,500
                    77,000    Mississippi Home Corporation, S/F Revenue Bonds, FLOATS, VRDN, AMT,
                              Series 714, 1.64% due 10/03/2005 (i)                                                   77,000
                              Mississippi Hospital Equipment and Facilities Authority Revenue Bonds, VRDN (i):
                    18,000       (Baptist Memorial Hospital Project), 1.53% due 5/01/2021                            18,000
                    25,900       (Mississippi Baptist Medical Center), 1.55% due 7/01/2012                           25,900
                     5,500    University of Mississippi Educational Building Corporation Revenue Bonds
                              (The University of Mississippi Medical Center Pediatric and Research
                              Facilities Project), VRDN, 1.51% due 6/01/2034 (a)(i)                                   5,500


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)

                 Face
State            Amount       Municipal Bonds                                                                       Value
Missouri--0.3%                Missouri State Health and Educational Facilities Authority, School District
                              Advance Funding Program Revenue Bonds:
                 $  10,000       (Park Hill School District), Series M, 1.15% due 10/29/2004                    $    10,000
                     8,000       (Saint Louis County Schools), Series O, 1.18% due 10/29/2004                         8,000
                    10,750    Missouri State Public Utilities Commission, Interim Construction Notes, 2%
                              due 10/15/2004                                                                         10,754

Nebraska--1.5%      78,700    American Public Energy Agency, Nebraska, Gas Supply Revenue Bonds (National
                              Public Gas Agency Project), VRDN, Series B, 1.69% due 2/01/2014 (i)                    78,700
                    25,000    Lincoln, Nebraska, Electric System, CP, 1.21% due 11/08/2004                           25,000
                     4,385    Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds,
                              ROCS, Series II-R-2051, 1.57% due 4/01/2022 (e)(i)                                      4,385
                     4,520    Nebhelp Inc., Nebraska, Revenue Bonds, ROCS, AMT, Series II-R-205, 1.61%
                              due 6/01/2013 (f)(i)                                                                    4,520
                    32,400    Nebraska Public Power District, CP, 1.12% due 10/07/2004                               32,400
                     4,995    Nebraska Public Power District Revenue Refunding Bonds, ROCS, Series II-R-209,
                              1.57% due 1/01/2012 (f)(i)                                                              4,995

Nevada--1.2%        29,185    ABN Amro Munitops Certificates Trust, Clark County, Nevada, Airport Revenue
                              Bonds, VRDN, Series 1999-15, 1.75% due 1/02/2008 (f)(i)                                29,185
                    36,740    Clark County, Nevada, Airport Improvement Revenue Refunding Bonds, VRDN,
                              Series A, 1.67% due 7/01/2012 (f)(i)                                                   36,740
                    18,860    Clark County, Nevada, Airport System Subordinate Lien Revenue Refunding
                              Bonds, VRDN, Series C, 1.66% due 7/01/2029 (b)(i)                                      18,860
                     3,825    Clark County, Nevada, GO, ROCS, Series II-R-4012, 1.61% due 7/01/2023 (a)(i)            3,825
                     9,050    Las Vegas Valley, Nevada, Water District, GO, Refunding, MERLOTS, VRDN,
                              Series B-10, 1.74% due 6/01/2024 (f)(i)                                                 9,050
                     6,605    Nevada Housing Division Revenue Bonds (Multi-Unit Housing--Mesquite), VRDN,
                              AMT, Series B, 2.01% due 5/01/2028 (i)                                                  6,605
                     7,300    Washoe County, Nevada, School District, GO, ROCS, Series II-R-2012, 1.57%
                              due 6/01/2020 (b)(i)                                                                    7,300

New Hampshire--     20,500    New Hampshire Health and Educational Facilities Authority, Revenue Refunding
0.7%                          Bonds (Dartmouth Hitchcock Obligation), VRDN, Series A, 1.51% due 8/01/2031 (e)(i)     20,500
                              New Hampshire Higher Educational and Health Facilities Authority, Revenue
                              Refunding Bonds, FLOATS, VRDN (b)(i):
                     5,475       Series 772, 1.57% due 1/01/2017                                                      5,475
                    11,000       Series 866, 1.57% due 8/15/2021                                                     11,000
                     7,415    New Hampshire State Business Finance Authority, Resource Recovery Revenue
                              Refunding Bonds (Wheelabrator), VRDN, Series A, 1.71% due 1/01/2018 (i)                 7,415
                    25,600    New Hampshire State, CP, 1.45% due 11/09/2004                                          25,600

New Jersey--1.5%    15,000    Fair Lawn, New Jersey, School District, GO, 2.70% due 5/20/2005                        15,103
                    14,920    Middlesex County, New Jersey, GO, BAN, 1.75% due 1/10/2005                             14,929
                    52,000    New Jersey State, FLOATS, VRDN, Series L55J, 1.75% due 6/24/2005 (i)                   52,000
                              New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN (e)(i):
                    27,000       Series C-1, 1.68% due 1/01/2024                                                     27,000
                    11,000       Series C-2, 1.68% due 1/01/2024                                                     11,000
                    20,000    Passaic County, New Jersey, GO, Refunding, BAN, 3% due 6/10/2005                       20,190
                     6,000    Port Authority of New York and New Jersey, Special Obligation Revenue
                              Refunding Bonds (Versatile Structure Obligation), VRDN, AMT, Series 6,
                              1.66% due 12/01/2017 (i)                                                                6,000

New Mexico--0.9%    25,000    Bernalillo County, New Mexico, GO, TRAN, 3% due 6/30/2005                              25,261
                     8,000    Hurley, New Mexico, PCR (Kennecott Santa Fe), VRDN, 1.65% due 12/01/2015 (i)            8,000
                    16,700    New Mexico Mortgage Finance Authority, S/F Mortgage Program Revenue Bonds,
                              AMT, 1.625% due 9/23/2005                                                              16,700
                    18,800    New Mexico Mortgage Finance Authority, S/F Mortgage Revenue Bonds, VRDN,
                              AMT, 1.67% due 3/01/2005 (i)                                                           18,800
                    15,000    New Mexico State, FLOATS, VRDN, Series L38, 1.75% due 6/30/2005 (i)                    15,000

New York--5.8%                Albany, New York, City School District, GO, BAN:
                    10,425       1.75% due 3/25/2005                                                                 10,444
                    16,230       2.75% due 6/30/2005                                                                 16,361
                    15,000       Series A, 1.75% due 3/25/2005                                                       15,027
                    19,720    Babylon, New York, IDA, Residential Recovery Revenue Refunding Bonds
                              (Ogden Martin Project), VRDN, 1.66% due 1/01/2019 (e)(i)                               19,720
                     4,000    Babylon, New York, Union Free School District, GO, TAN, 2.75% due 6/29/2005             4,034
                     5,500    Connetquot Central School District, New York, Islip, GO, BAN, 2% due 1/27/2005          5,515
                    24,700    Eagle Tax-Exempt Trust, New York State Dormitory Authority (Memorial Sloan),
                              VRDN, Series 98, Class 3202, 1.71% due 7/01/2023 (i)                                   24,700


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)

                 Face
State            Amount       Municipal Bonds                                                                       Value
New York         $  14,200    East Meadow, New York, Union Free School District, GO, BAN, 2.50% due
(concluded)                   8/17/2005                                                                         $    14,323
                     8,700    Elmont, New York, Union Free School District, GO, TAN, 2.75% due 6/29/2005              8,764
                     7,500    Hastings Township, New York, GO, BAN, 2.75% due 7/15/2005                               7,564
                     8,000    Herricks, New York, Union Free School District, BAN, 2% due 12/02/2004                  8,011
                     3,800    Kings Park, New York, Central School District, GO, BAN, 2.75% due 8/02/2005             3,836
                     6,500    Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN,
                              Sub-Series 7-B, 1.72% due 4/01/2025 (f)(i)                                              6,500
                     9,000    Longwood Central School District of Suffolk County, New York, GO, TAN, 2.75%
                              due 6/30/2005                                                                           9,076
                     1,800    Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue
                              Refunding Bonds, VRDN, Series B, 1.50% due 11/01/2022 (e)(i)                            1,800
                    55,000    Monroe County, New York, GO, RAN, 2.50% due 4/15/2005                                  55,276
                    20,000    Monroe County, New York, Public Improvement, GO, BAN, 3% due 7/28/2005                 20,198
                    15,930    Monroe County, New York, Public Improvement, GO, Refunding, BAN, 2.25%
                              due 12/17/2004                                                                         15,963
                    13,995    Municipal Securities Trust Certificates Revenue Bonds, New York City,
                              New York, City Transitional Finance Authority, VRDN, Series 2002-202,
                              Class A, 1.73% due 10/21/2010 (b)(i)                                                   13,995
                              New York City, New York, City Municipal Water Finance Authority, CP:
                    15,000       1.17% due 10/01/2004                                                                15,000
                    15,000       1.20% due 11/04/2004                                                                15,000
                    21,500    New York City, New York, City Municipal Water Finance Authority, Water and
                              Sewer System Revenue Refunding Bonds, MSTR, VRDN, Series SGB-27, 1.53% due
                              6/15/2024 (e)(i)                                                                       21,500
                              New York City, New York, City Transitional Finance Authority Revenue Bonds,
                              VRDN (i):
                       940       (New York City Recovery), Series 1, Sub-Series 1C, 1.63% due 11/01/2022                940
                    22,000       Sub-Series 2D, 1.70% due 11/01/2022                                                 22,000
                    23,100    New York City, New York, GO, Refunding, VRDN, Sub-Series C-5, 1.69% due
                              8/01/2020 (i)                                                                          23,100
                    10,000    New York City, New York, GO, VRDN, Sub-Series H-3, 1.70% due 3/01/2034 (i)             10,000
                              New York State Dormitory Authority, Mental Health Facilities Improvement
                              Revenue Refunding Bonds, VRDN (e)(i):
                     9,000       Series F-2A, 1.49% due 2/15/2021                                                     9,000
                    40,000       Series F-2B, 1.50% due 2/15/2021                                                    40,000
                    17,500    New York State HFA, Service Contract Revenue Refunding Bonds, VRDN, Series B,
                              1.68% due 3/15/2026 (i)                                                                17,500
                     7,400    New York State Local Government Assistance Corporation Revenue Bonds, VRDN,
                              Series B, 1.68% due 4/01/2025 (i)                                                       7,400
                     3,300    New York State Local Government Assistance Corporation, Revenue Refunding
                              Bonds, Sub Lien, VRDN, Series A-5V, 1.68% due 4/01/2020 (e)(i)                          3,300
                     5,995    New York State Power Authority Revenue Bonds, ROCS, Series II-R-210, 1.53%
                              due 11/15/2015 (f)(i)                                                                   5,995
                     9,600    Putnam County, New York, GO, TAN, 2% due 11/19/2004                                     9,611
                    15,000    Riverhead, New York, Central School District, GO, TAN, 2.75% due 6/30/2005             15,123
                    35,805    Rochester, New York, GO, BAN, Series II, 2% due 10/22/2004                             35,824
                    10,000    Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                              Refunding Bonds, VRDN, Series B, 1.68% due 1/01/2032 (a)(i)                            10,000
                    25,000    Ulster County, New York, GO, BAN, 2.75% due 6/10/2005                                  25,196
                    14,950    Wilson, New York, Central School District, GO, BAN, 2.75% due 8/03/2005                15,092

North Carolina--    17,000    Mecklenburg County, North Carolina, GO, VRDN, Series B, 2% due 2/01/2005 (i)           17,052
1.1%                19,995    Municipal Securities Trust Certificates, North Carolina Eastern Municipal
                              Power Agency, GO, Refunding, VRDN, Series 2002-201, Class A, 1.73% due
                              4/12/2017 (i)                                                                          19,995
                     8,165    North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
                              MERLOTS, VRDN, Series A22, 1.30% due 4/13/2005 (i)                                      8,165
                    21,100    North Carolina Medical Care Commission, Hospital Revenue Bonds (Moses H. Cone
                              Memorial Health System), VRDN, Series B, 1.50% due 10/01/2035 (i)                      21,100
                     4,500    North Carolina State, GO, MERLOTS, VRDN, Series A23, 1.74% due 3/01/2027 (i)            4,500
                              Wake County, North Carolina, GO, VRDN (i):
                    16,000       Series A, 2% due 4/01/2005                                                          16,069
                    15,000       Series B, 2% due 4/01/2005                                                          15,065
                     4,200    Wake County, North Carolina, Industrial Facilities and Pollution Control
                              Financing Authority Revenue Bonds (Solid Waste Disposal--Highway 55), VRDN,
                              AMT, 1.62% due 9/01/2013 (i)                                                            4,200

North Dakota--       9,610    North Dakota Rural Water Finance Corporation, Public Projects Construction
0.2%                          Notes, VRDN, 2% due 10/15/2004 (i)                                                      9,613
                     6,330    Oliver City, North Dakota, PCR, Refunding, MERLOTS, VRDN, Series B07,
                              1.74% due 1/01/2027 (a)(i)                                                              6,330


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)

                 Face
State            Amount       Municipal Bonds                                                                       Value
Ohio--1.4%       $   2,000    Brunswick, Ohio, GO, BAN, 2.50% due 5/26/2005                                     $     2,011
                    20,000    Cleveland, Ohio, Water Revenue Refunding Bonds, VRDN, Series M, 1.50%
                              due 1/01/2033 (e)(i)                                                                   20,000
                     4,000    Eagle Tax-Exempt Trust, Cincinnatti, Ohio, City School District, GO, VRDN,
                              Series 2004-34, Class A, 1.75% due 12/01/2031 (e)(i)                                    4,000
                    22,275    Eagle Tax-Exempt Trust, Ohio State Turnpike, VRDN, Series 98, Class 3503,
                              1.75% due 2/15/2026 (i)                                                                22,275
                    10,500    Eagle Tax-Exempt Trust, Ohio, Water Authority Revenue Bonds (Ohio Edison),
                              VRDN, Series 95, Class 3502, 1.57% due 7/01/2015 (i)                                   10,500
                    28,000    Hamilton County, Ohio, Health Care Facilities Revenue Bonds (Twin Towers
                              and Twin Lakes), VRDN, Series A, 1.54% due 7/01/2023 (i)                               28,000
                     9,000    Hamilton County, Ohio, Student Housing Revenue Bonds (Block 3 Community
                              Urban Redevelopment Corporation Project), VRDN, 1.77% due 8/01/2036 (i)                 9,000
                     2,370    Municipal Securities Trust Certificates, Princeton, Ohio, City School
                              District, GO, Series SGB 50-A, 1.75% due 12/01/2030 (f)(i)                              2,370
                              Ohio State Air Quality Development Authority, Revenue Refunding Bonds
                              (Cincinnati Gas and Electric), VRDN (i):
                     7,900       Series A, 1.66% due 9/01/2030                                                        7,900
                    16,300       Series B, 1.85% due 9/01/2030                                                       16,300
                     5,000    Ohio State, GO, FLOATS, VRDN, Series 603, 1.54% due 9/15/2020 (e)(i)                    5,000
                     6,000    Springboro, Ohio, Community City School District, GO, BAN, 1.75% due 10/12/2004         6,001

Oklahoma--1.6%       3,400    Cleveland County, Oklahoma, Development Authority, Family Mortgage Revenue
                              Refunding Bonds, VRDN, 1.59% due 5/25/2005 (i)                                          3,400
                     3,300    Cleveland County, Oklahoma, Home Loan Authority, S/F Mortgage Revenue
                              Refunding Bonds, VRDN, Series A, 1.61% due 4/25/2005 (i)                                3,300
                              Comanche County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds,
                              VRDN, Series A (i):
                    16,508       1.721% due 4/01/2005                                                                16,508
                     3,750       1.94% due 5/02/2005                                                                  3,750
                     3,525    Oklahoma County, Oklahoma, Finance Authority Revenue Bonds (Oklahoma County
                              Housing Preservation), VRDN, 1.53% due 1/01/2033 (i)                                    3,525
                    41,710    Oklahoma County, Oklahoma, Home Financing Authority, S/F Mortgage Revenue
                              Bonds, VRDN, Series A, 1.733% due 5/01/2006 (i)                                        41,710
                     5,000    Oklahoma State Development Finance Authority Revenue Bonds (ConocoPhilips
                              Company Project), VRDN, AMT, 1.35% due 12/01/2004 (i)                                   5,000
                       549    Oklahoma State Housing Finance Agency, S/F Mortgage Revenue Refunding Bonds,
                              1.64% due 8/31/2005                                                                       549
                              Oklahoma State Water Resource Board, State Loan Program Revenue Bonds,
                              Series A:
                    31,000       0.98% due 10/01/2004                                                                31,000
                    36,000       1.58% due 4/01/2005                                                                 36,000
                              Tulsa County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds,
                              Series A:
                     7,500       1.891% due 4/01/2005                                                                 7,500
                     4,740       VRDN, AMT, 1.721% due 4/01/2005 (i)                                                  4,740

Oregon--0.2%        11,730    ABN Amro Munitops Certificates Trust, Portland, Oregon, GO, VRDN, Series 2001-4,
                              1.73% due 6/01/2009 (f)(i)                                                             11,730
                     4,795    Eagle Tax-Exempt Trust, Oregon State Department of Administrative Services
                              Revenue Bonds, VRDN, Series 2004-1010, Class A, 1.57% due 9/01/2009 (i)                 4,795
                     6,400    Oregon State Housing and Community Services Department, Mortgage Revenue
                              Refunding Bonds (S/F Mortgage Program), Series D, 1.16% due 5/05/2005 (e)               6,400

Pennsylvania--3.0%  37,325    Allegheny County, Pennsylvania, GO, Refunding, Series C-50, 1.40% due 5/01/2005        37,325
                     7,800    Arkansas State Development Finance Authority, M/F Housing Revenue Bonds
                              (Chapelridge Benton Project), VRDN, AMT, Series C, 1.63% due 6/01/2032 (i)              7,800
                     2,500    Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co. Project),
                              VRDN, 1.53% due 12/01/2014 (i)                                                          2,500
                    25,240    Dauphin County, Pennsylvania, General Authority, Revenue Refunding Bonds
                              (School District Pooled Financing Program II), VRDN, 1.68% due 9/01/2032 (a)(i)        25,240
                              Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government
                              Revenue Bonds, VRDN (i):
                    15,600       Mode 1, 1.69% due 8/01/2016                                                         15,600
                    15,100       Series B, 1.69% due 12/01/2020                                                      15,100
                     5,400       Series C, 1.69% due 12/01/2020                                                       5,400
                    15,150       Series D, 1.69% due 12/01/2020                                                      15,150
                              Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN (i):
                    13,200       (Pennsylvania Loan Program), Series A, 1.55% due 3/01/2030 (e)                      13,200
                     7,500       Series D, 1.73% due 3/01/2024                                                        7,500
                    10,625       Sub-Series A-10, 1.73% due 3/01/2024                                                10,625


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)

                 Face
State            Amount       Municipal Bonds                                                                       Value
Pennsylvania     $  11,690    Erie County, Pennsylvania, Hospital Authority Revenue Bonds, FLOATS, VRDN,
(concluded)                   Series 820, 1.55% due 7/01/2022 (f)(i)                                            $    11,690
                    12,000    Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 1.57%
                              due 9/15/2020 (i)                                                                      12,000
                     5,000    Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, VRDN, Series B19,
                              1.74% due 2/15/2027 (f)(i)                                                              5,000
                    10,665    Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds,
                              VRDN, Series B, 1.51% due 12/01/2012 (i)                                               10,665
                    35,700    Philadelphia, Pennsylvania, School District, GO, TRAN, 3% due 6/30/2005                36,065
                    48,375    Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds,
                              VRDN, 1.68% due 6/15/2023 (e)(i)                                                       48,375
                     9,120    Southeastern Pennsylvania Transportation Authority, Special Revenue Bonds,
                              Series A, 5.75% due 3/01/2005 (b)(k)                                                    9,330

Rhode Island--                Rhode Island State and Providence Plantations, GO, FLOATS, VRDN (i):
0.4%                26,160       Series 568, 1.55% due 9/01/2017 (f)                                                 26,160
                    16,060       Series 720, 1.55% due 11/01/2022 (b)                                                16,060

South Carolina--    12,195    ABN Amro Munitops Certificates Trust, Lexington County, South Carolina, GO,
0.8%                          VRDN, Series 2001-37, 1.75% due 2/01/2010 (b)(i)                                       12,195
                       200    Florence County, South Carolina, Solid Waste Disposal and Wastewater
                              Treatment Revenue Bonds (Roche Carolina Inc. Project), VRDN, AMT, 1.72%
                              due 4/01/2027 (i)                                                                         200
                    26,000    Oconee County, South Carolina, PCR, Refunding (Duke Energy Corporation),
                              VRDN, 1.50% due 2/01/2017 (i)                                                          26,000
                    23,000    South Carolina Association of Governmental Organizations, COP, 2.75%
                              due 4/15/2005                                                                          23,149
                     6,250    South Carolina Jobs EDA, EDR (Holcim (US) Inc. Project), VRDN, AMT, 1.66%
                              due 12/01/2033 (i)                                                                      6,250
                    12,500    South Carolina Transportation Infrastructure Bank Revenue Bonds, FLOATS,
                              VRDN, Series 728, 1.55% due 10/01/2022 (a)(i)                                          12,500

South Dakota--      13,300    Lawrence County, South Dakota, Solid Waste Disposal Revenue Bonds (Homestake
0.1%                          Mining), VRDN, AMT, Series A, 1.69% due 7/01/2032 (i)                                  13,300

Tennessee--5.0%               Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled
                              Financing (Tennessee Municipal Bond Fund), VRDN (i):
                    37,605       1.55% due 11/01/2027                                                                37,605
                    66,900       1.55% due 6/01/2029                                                                 66,900
                    10,605       1.65% due 1/01/2033                                                                 10,605
                    23,800       1.65% due 7/01/2034                                                                 23,800
                              Knoxville, Tennessee, Utilities Board Revenue Bonds, VRDN (e)(i):
                    15,335       (Sub-Gas System), 1.64% due 1/15/2005                                               15,335
                    17,900       (Sub-Wastewater System), 1.64% due 1/15/2005                                        17,900
                     8,100    Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing Company
                              Project), VRDN, 1.50% due 6/01/2023 (i)                                                 8,100
                     6,450    Memphis, Tennessee, Health, Educational and Housing Facility Board, M/F Housing
                              Revenue Bonds (Chickasaw Place Apartments), VRDN, AMT, 1.63% due 6/01/2033 (i)          6,450
                     6,020    Memphis, Tennessee, Health, Educational and Housing Facility Board Revenue
                              Bonds (Not-for-Profit M/F Program), VRDN, 1.53% due 8/01/2032 (i)                       6,020
                    15,000    Metropolitan Government of Nashville and Davidson County, Tennessee, Health
                              and Education Facilities Board Revenue Bonds (Ascension Health Credit),
                              Series B-2, 1.20% due 1/04/2005                                                        15,000
                              Montgomery County, Tennessee, Public Building Authority, Pooled Financing
                              Revenue Bonds, VRDN (i):
                     2,980       (Montgomery County Loan), 1.55% due 7/01/2019                                        2,980
                    27,860       (Tennessee County Loan Pool), 1.55% due 11/01/2027                                  27,860
                              Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local
                              Government Public Improvement II, VRDN (a)(i):
                     7,100       Series A-1, 1.54% due 6/01/2024                                                      7,100
                     4,630       Series E-2, 1.54% due 6/01/2021                                                      4,630
                     5,000       Series F-3, 1.54% due 6/01/2005                                                      5,000
                              Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local
                              Government Public Improvement III, VRDN (i):
                    69,900       AMT, Series A, 1.70% due 6/01/2028 (a)                                              69,900
                    10,000       Series D-2, 1.54% due 6/01/2017 (a)                                                 10,000
                     4,350       Series D-6, 1.54% due 6/01/2020 (a)                                                  4,350
                    18,970       Series E-1, 1.54% due 6/01/2025                                                     18,970
                    10,000       Series E-4, 1.54% due 6/01/2025 (a)                                                 10,000


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)

                 Face
State            Amount       Municipal Bonds                                                                       Value
Tennessee        $   4,650    Shelby County, Tennessee, GO, Refunding, ROCS, Series II-R-3023, 1.75%
(concluded)                   due 4/01/2020 (f)(i)                                                              $     4,650
                    12,000    Shelby County, Tennessee, Health, Educational and Housing Facilities Board
                              Revenue Bonds (Hutchison School Project), VRDN, 1.54% due 5/01/2026 (i)                12,000
                    18,705    Shelby County, Tennessee, Public Improvement and School, GO, VRDN, Series B,
                              1.75% due 1/10/2005 (i)                                                                18,742
                              Tennessee HDA, S/F Mortgage Revenue Bonds, AMT:
                    15,300       Series CN-1, 1.466% due 8/11/2005                                                   15,300
                    32,655       VRDN, Series CN-1A, 1.494% due 12/08/2005 (i)                                       32,655
                    29,500    Tennessee State Local Development Authority Revenue Bonds (Student Loan Progam),
                              BAN, Series A, 3% due 5/31/2005                                                        29,771

Texas--11.0%        15,750    ABN Amro Munitops Certificates Trust, Houston, Texas, Airport Revenue Bonds,
                              VRDN, AMT, Series 1998-15, 1.80% due 7/05/2006 (b)(i)                                  15,750
                    13,500    ABN Amro Munitops Certificates Trust, San Antonio, Texas, Electric and Gas
                              Revenue Bonds, VRDN, Series 1998-22, 1.75% due 1/03/2007 (f)(i)                        13,500
                    29,950    ABN Amro Munitops Certificates Trust, San Antonio, Texas, Independant School
                              District, VRDN, Series 1999-10, 1.75% due 3/07/2007 (f)(i)                             29,950
                     9,030    ABN Amro Munitops Certificates Trust, Texas Permanent School Fund, Independant
                              School District, GO, VRDN, Series 2001-8, 1.75% due 2/15/2007 (i)                       9,030
                    10,000    Brazos River Authority, Texas, Harbor Navigational District, Brazoria County
                              Revenue Bonds (BASF Corp.), VRDN, AMT, 1.73% due 4/01/2032 (i)                         10,000
                    25,000    Brazos River, Texas, Harbor Industrial Development Corporation Revenue Bonds
                              (BASF Corporation Project), VRDN, AMT, 1.78% due 5/01/2038 (i)                         25,000
                     5,000    Cameron County, Texas, Housing Finance Corporation, S/F Mortgage Revenue
                              Bonds, VRDN, 1.70% due 9/01/2005 (i)                                                    5,000
                    18,279    Central Texas Housing Finance Corporation, S/F Mortgage Revenue Bonds, VRDN,
                              AMT, Series A, 1.707% due 7/01/2005 (i)                                                18,279
                     7,390    Corpus Christi, Texas, Business and Job Development Corporation, Sales Tax
                              Revenue Refunding Bonds, ROCS, Series II-R-2001, 1.70% due 9/01/2017 (a)(i)             7,390
                     4,000    Corpus Christi, Texas, Industrial Development Corp., IDR (Dedietrich USA
                              Incorporated Project), VRDN, AMT, 1.84% due 11/01/2008 (i)                              4,000
                     3,745    Corpus Christi, Texas, Utility System Revenue Refunding Bonds, ROCS,
                              Series II-R-2149, 1.57% due 7/15/2024 (e)(i)                                            3,745
                     2,855    Dallas, Texas, Area Rapid Transit Revenue Refunding Bonds, ROCS, Series II-R-2078,
                              1.57% due 12/01/2022 (a)(i)                                                             2,855
                              Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT (i):
                     3,000       ROCS, Series II-R-268, 1.79% due 11/01/2033 (f)                                      3,000
                     4,408       VRDN, FLOATS, Series 824, 1.25% due 11/01/2015 (a)                                   4,408
                     7,140       VRDN, PUTTERS, Series 350, 1.76% due 5/01/2011 (f)                                   7,140
                     2,500       VRDN, PUTTERS, Series 351, 1.58% due 5/01/2008 (e)                                   2,500
                     4,995       VRDN, PUTTERS, Series 385, 1.58% due 5/01/2008 (b)                                   4,995
                              Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN, AMT (f)(i):
                    25,300       Series SGB-49, 1.70% due 11/01/2023                                                 25,300
                     9,495       Series SGB-52, 1.78% due 11/01/2017                                                  9,495
                              Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding Bonds, MSTR, VRDN (i):
                    23,885       AMT, Series SGB-46, 1.78% due 11/01/2020 (f)                                        23,885
                     6,600       Series SGB-52, 1.57% due 11/01/2015 (b)                                              6,600
                     6,000    Eagle Tax-Exempt Trust, Dallas, Texas, VRDN, Series 01, Class 4310, 1.57%
                              due 12/01/2026 (a)(i)                                                                   6,000
                     8,435    Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, International Airport Revenue
                              Bonds, AMT, Series 2003-0020, Class A, 1.61% due 11/01/2032 (a)(i)                      8,435
                     9,900    Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, VRDN, Series 96C, Class 4301,
                              1.75% due 11/01/2005 (i)                                                                9,900
                     4,915    Eagle Tax-Exempt Trust, San Antonio, Texas, VRDN, Series 01, Class 4311, 1.57%
                              due 8/15/2026 (i)                                                                       4,915
                     5,000    El Paso County, Texas, Housing Finance Corporation, S/F Mortgage Revenue Bonds,
                              VRDN, Series A, 1.509% due 12/01/2035 (i)                                               5,000
                     4,500    Fort Bend County, Texas, GO, MSTR, VRDN, SGB-46-A, 1.57% due 3/01/2032 (f)(i)           4,500
                     5,300    Grapevine, Texas, Industrial Development Corporation, Airport Revenue Refunding
                              Bonds (Southern Air Transport), VRDN, 1.55% due 3/01/2010 (i)                           5,300
                     7,400    Gulf Coast IDA, Texas, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
                              Corporation Project), VRDN, AMT, 1.70% due 4/01/2026 (i)                                7,400


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)

                 Face
State            Amount       Municipal Bonds                                                                       Value
Texas                         Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue
(concluded)                   Bonds, VRDN, AMT (i):
                 $  19,000       (American Aeryl LP Project), 1.58% due 5/01/2038                               $    19,000
                     2,200       (BP Amoco Chemical Company), 1.70% due 5/01/2038                                     2,200
                     5,500       (BP Amoco Chemical Company Project), Series B, 1.70% due 9/01/2038                   5,500
                    11,000       (BP Products North America Project), 1.70% due 7/01/2036                            11,000
                              Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds, VRDN, AMT (i):
                    12,500       (Air Products Project), 1.76% due 3/01/2035                                         12,500
                     2,500       (Waste Management Inc.), Series A, 1.75% due 4/01/2019                               2,500
                    46,500    Harris County, Texas, Health Facilities Development Corporation, Revenue
                              Refunding Bonds (Methodist Hospital), VRDN, 1.72% due 12/01/2032 (i)                   46,500
                    46,100    Harris County, Texas, Industrial Development Corporation, Solid Waste Disposal
                              Revenue Bonds (Deer Park Limited Partnership), VRDN, AMT, Series A, 1.72% due
                              2/01/2023 (i)                                                                          46,100
                              Harris County, Texas, Revenue Refunding Bonds, ROCS (i):
                    10,330       Series II-R-1030, 1.57% due 8/15/2017 (e)                                           10,330
                     5,430       Series II-R-2101, 1.75% due 8/15/2014 (b)                                            5,430
                    15,587    Houston, Texas, Housing Finance Corporation, S/Family Mortgage Revenue
                              Refunding Bonds, VRDN, 1.465% due 12/01/2033 (i)                                       15,587
                    75,000    Houston, Texas, Independent School District, GO, Refunding (School Building),
                              VRDN, 1.73% due 6/15/2005 (i)                                                          75,000
                              Houston, Texas, Utility System Revenue Refunding Bonds (e)(i):
                     5,370       ROCS, Series II-R-4063, 1.75% due 5/15/2021                                          5,370
                     6,000       TOCS, Series A, 1.55% due 5/25/2012                                                  6,000
                     7,810    Houston, Texas, Water and Sewer System Revenue Bonds, MERLOTS, VRDN,
                              Series A-128, 1.74% due 12/01/2029 (f)(i)                                               7,810
                     3,375    Irving, Texas, Independent School District, GO, Refunding, ROCS,
                              Series II-R-2028, 1.57% due 2/15/2022 (i)                                               3,375
                    10,395    Municipal Securities Trust Certificates, Austin, Texas, Water Revenue
                              Refunding Bonds, VRDN, Series 2001-134, Class A, 1.75% due 5/15/2010 (e)(i)            10,395
                              North Central Texas, CP:
                    12,000       1.39% due 10/07/2004                                                                12,000
                    31,000       1.33% due 11/01/2004                                                                31,000
                    17,335    Port Arthur, Texas, Navigation District, Environmental Facilities Revenue
                              Refunding Bonds (Motiva Enterprises Project), VRDN, AMT, 1.80% due 12/01/2027 (i)      17,335
                    10,000    Port Arthur, Texas, Navigation District, Industrial Development Corporation,
                              Exempt Facilities Revenue Bonds (Air Products and Chemicals Project), VRDN,
                              AMT, 1.76% due 4/01/2036 (i)                                                           10,000
                              Port Arthur, Texas, Navigation District Revenue Bonds, VRDN, AMT (i):
                    20,000       (BASF Corporation Project), 1.73% due 4/01/2033                                     20,000
                    10,000       Multi-Mode (Atofina Petrochemicals), Series B, 1.80% due 4/01/2027                  10,000
                    50,000    Port Corpus Christi, Texas, Nueces County Solid Waste Disposal Revenue
                              Refunding Bonds (Flint Hills Resources), VRDN, AMT, Series A, 2.05% due
                              7/01/2029 (i)                                                                          50,000
                    10,000    San Antonio, Texas, Hotel Occupancy Revenue Bonds, FLOATS, VRDN,
                              Series SG-51, 1.55% due 8/15/2019 (i)                                                  10,000
                     5,000    San Marcos, Texas, Consolidated Independent School District, GO, MERLOTS,
                              VRDN, Series C-23, 1.70% due 8/01/2029 (i)                                              5,000
                     8,459    Southeast Texas Housing Finance Corporation, Revenue Refunding Bonds, 1.655%
                              due 4/01/2005                                                                           8,459
                    33,210    Texas Municipal Power Agency Revenue Bonds, Series 91, CP, 1.30% due
                              10/13/2004                                                                             33,210
                    45,000    Texas State, College Student Loan, GO, Refunding, VRDN, AMT, 1.80% due
                              7/01/2005 (i)                                                                          45,000
                     3,145    Texas State, GO, Refunding, FLOATS, VRDN, Series 657, 1.55% due 4/01/2010 (i)           3,145
                   200,000    Texas State, TRAN, 3% due 8/31/2005                                                   202,529
                              Texas State Turnpike Authority, Central Texas Turnpike System Revenue
                              Bonds (a)(i):
                     3,300       PUTTERS, VRDN, Series 421, 1.77% due 2/15/2025                                       3,300
                     2,200       ROCS, Series II-R-284, 1.75% due 8/15/2039                                           2,200
                     5,480    Texas State University, System Financing Revenue Refunding Bonds, ROCS,
                              Series II-R-1011, 1.57% due 3/15/2019 (e)(i)                                            5,480
                    15,200    University of Texas Revenue Bonds, CP, 1.20% due 11/10/2004                            15,200
                     5,000    Victoria County, Texas, Hospital Revenue Refunding Bonds, FLOATS, VRDN,
                              Series 959, 1.55% due 1/01/2016 (a)(i)                                                  5,000
                     6,200    West Side Calhoun County, Texas, Navigation District Sewer and Solid Waste
                              District Revenue Bonds (BP Chemicals Inc. Project), VRDN, AMT, 1.70% due
                              4/01/2031 (i)                                                                           6,200
                     4,790    Williamson County, Texas, GO, Refunding, PUTTERS, VRDN, Series 410, 1.73%
                              due 2/15/2012 (f)(i)                                                                    4,790


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Schedule of Investments (continued)                                           Master Tax-Exempt Trust        (In Thousands)

                 Face
State            Amount       Municipal Bonds                                                                       Value
Utah--0.2%       $  12,300    Intermountain Power Agency, Utah, Power Supply Revenue Bonds, VRDN, Series F,
                              1.25% due 12/01/2004 (a)(i)                                                       $    12,300
                     8,300    Utah Water Finance Agency, Tender Option Revenue Bonds, VRDN, Series A-9,
                              1.77% due 7/01/2034 (a)(i)                                                              8,300

Vermont--0.0%        2,900    Vermont HFA, S/F Revenue Bonds, VRDN, AMT, Series 16 A, 1.64% due
                              5/01/2032 (e)(i)                                                                        2,900

Virginia--1.5%                Metropolitan Washington Airports Authority, D.C., Airport System Revenue
                              Refunding Bonds, VRDN, AMT (i):
                    49,045       MERLOTS, Series C35, 1.73% due 10/01/2014 (f)                                       49,045
                     1,700       PUTTERS, Series 404, 1.58% due 10/01/2011 (b)                                        1,700
                     7,725    Metropolitan Washington Airports Authority, D.C., System Revenue Bonds, ROCS,
                              Series II-R-195, 1.61% due 10/01/2032 (b)(i)                                            7,725
                    13,995    Metropolitan Washington Airports Authority, D.C., Virginia Airports Authority,
                              General Airport Revenue Bonds, PUTTERS, VRDN, AMT, Series 240, 1.76% due
                              10/01/2021 (f)(i)                                                                      13,995
                    66,400    Norfolk, Virginia, CP, 1.15% due 10/06/2004                                            66,400
                     6,410    Prince William County, Virginia, IDA, Revenue Bonds (PDH LLC Project), VRDN,
                              1.77% due 4/01/2025 (i)                                                                 6,410

Washington--2.4%    20,000    ABN Amro Munitops Certificates Trust, Port Seattle, Washington Revenue Bonds,
                              VRDN, Series 1998-16, 1.75% due 10/04/2006 (f)(i)                                      20,000
                    22,900    Clark County, Washington, Public Utility District Number 001, Generating
                              System Revenue Refunding Bonds, MSTR, VRDN, Series SGA-118, 1.68% due
                              1/01/2025 (e)(i)                                                                       22,900
                     3,000    Eagle Tax-Exempt Trust, Bellevue, Washington, GO, Refunding, VRDN,
                              Series 2004-1011, Class A, 1.57% due 12/01/2043 (f)(i)                                  3,000
                     8,965    Grant County, Washington, Public Utility District Number 002, Electric Revenue
                              Refunding Bonds, ROCS, Series II-R-2039, 1.57% due 1/01/2019 (e)(i)                     8,965
                     1,835    King County, Washington, GO, ROCS, Series II-R-5036, 1.75% due 12/01/2013 (a)(i)        1,835
                     5,260    King County, Washington, School District Number 410, Snoqualmie Valley, GO,
                              ROCS, Series II-R-4513, 1.57% due 12/01/2020 (e)(i)                                     5,260
                    14,810    King County, Washington, Sewer Revenue Refunding Bonds, FLOATS, VRDN,
                              Series 554, 1.55% due 7/01/2009 (b)(i)                                                 14,810
                     2,280    Lewis County, Washington, Public Utility District Number 001, Cowlitz Falls
                              Hydroelectric Revenue Refunding Bonds, Series II-R-4026, 1.57% due
                              10/01/2023 (f)(i)                                                                       2,280
                    14,070    Municipal Securities Trust Certificates, Washington State Motor Vehicle Fuel
                              Tax, GO, VRDN, Series 2001-112, Class A, 1.68% due 1/07/2021 (i)                       14,070
                     4,970    Port Seattle, Washington, Revenue Bonds, MERLOTS, VRDN, AMT, Series B04,
                              1.79% due 9/01/2015 (b)(i)                                                              4,970
                     4,975    Seattle, Washington, Water System Revenue Refunding Bonds, ROCS,
                              Series II-R-4006, 1.57% due 9/01/2022 (f)(i)                                            4,975
                    14,000    Snohomish County, Washington, Public Utility District Number 001, Electric
                              Revenue Bonds (Generation System), VRDN, 1.66% due 1/01/2025 (f)(i)                    14,000
                     3,490    Spokane County, Washington, Spokane School District Number 081, GO, ROCS,
                              Series II-R-4000, 1.57% due 12/01/2019 (e)(i)                                           3,490
                     5,635    Tacoma, Washington, Convention Center and Parking Revenue Bonds, ROCS,
                              Series II-R-2144, 1.57% due 12/01/2022 (f)(i)                                           5,635
                    14,040    Tacoma, Washington, Water Revenue Refunding Bonds, FLOATS, VRDN, Series 555,
                              1.55% due 12/01/2009 (b)(i)                                                            14,040
                    15,075    Washington State, GO, PUTTERS, VRDN, Series 333, 1.59% due 12/01/2014 (f)(i)           15,075
                              Washington State, GO, Refunding, MERLOTS, VRDN (f)(i):
                     5,245       Series A05, 1.74% due 1/01/2013                                                      5,245
                    12,895       Series A57, 1.74% due 1/01/2011                                                     12,895
                              Washington State Housing Finance Commission, M/F Housing Revenue Bonds,
                              VRDN, AMT (i):
                     6,400       (Arbors on the Park Project), 1.79% due 10/01/2024                                   6,400
                     9,505       (Courtside Apartments Project), 1.61% due 1/01/2026                                  9,505
                              Washington State Public Power Supply Systems, Electric Revenue Refunding
                              Bonds, VRDN (f)(i):
                    17,505       (Project Number 2), Series 2A-1, 1.66% due 7/01/2012                                17,505
                    11,440       (Project Number 2), Series 2A-2, 1.66% due 7/01/2012                                11,440
                    13,955       (Project Number 3), Series 3-A, 1.70% due 7/01/2018                                 13,955

West Virginia--     10,695    ABN Amro Munitops Certificates Trust, West Virginia State, GO, VRDN,
0.2%                          Series 2000-12, 1.75% due 6/04/2008 (f)(i)                                             10,695
                    11,220    Hancock County, West Virginia, County Commission, IDR, Refunding
                              (The Boc Group Inc. Project), VRDN, 1.50% due 8/01/2005 (i)                            11,220


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Schedule of Investments (concluded)                                           Master Tax-Exempt Trust        (In Thousands)

                 Face
State            Amount       Municipal Bonds                                                                       Value
Wisconsin--1.4%  $  16,000    Carlton, Wisconsin, PCR, Refunding (Wisconsin Power and Light Company Project),
                              VRDN, Series B, 1.95% due 9/01/2005 (i)                                           $    16,000
                    14,850    Eagle Tax-Exempt Trust, Wisconsin Ball Park, VRDN, Series 98, Class 4901,
                              1.75% due 12/15/2026 (i)                                                               14,850
                     5,000    Eagle Tax-Exempt Trust, Wisconsin State, GO, Refunding, VRDN, Series 2004-1009,
                              Class A, 1.75% due 5/01/2008 (b)(i)                                                     5,000
                     3,170    Hartland, Wisconsin, IDR (Commercial Communications Inc. Project), VRDN, AMT,
                              1.70% due 8/01/2009 (i)                                                                 3,170
                    19,000    Pleasant Prairie, Wisconsin, Pollution Revenue Refunding Bonds (Wisconsin
                              Electric Power Company), VRDN, Series C, 1.65% due 9/01/2030 (i)                       19,000
                     6,000    Wisconsin Rural Water Construction Loan Program, Commission Revenue Bonds, BAN,
                              2% due 10/15/2004                                                                       6,002
                              Wisconsin State, GO, CP:
                    26,500       1.17% due 10/07/2004                                                                26,500
                    31,070       1.41% due 10/14/2004                                                                31,070
                    14,020    Wisconsin State Transportation Revenue Bonds, ROCS, Series II-R-1021, 1.57%
                              due 7/01/2021 (b)(i)                                                                   14,020

Wyoming--2.6%       12,960    Lincoln County, Wyoming, PCR, Refunding (Pacificorp Projects), VRDN, 1.69%
                              due 11/01/2024 (a)(i)                                                                  12,960
                    16,960    Sweetwater County, Wyoming, PCR, Refunding (Pacificorp Project), VRDN, 1.69%
                              due 11/01/2024 (a)(i)                                                                  16,960
                   220,000    Wyoming State Education Fund, TRAN, 3% due 6/24/2005                                  222,289

Puerto Rico--       12,800    Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN,
0.3%                          Series SGA-43, 1.70% due 7/01/2022 (f)(i)                                              12,800
                    16,141    Puerto Rico Government Development Bank, CP, 1.19% due 11/08/2004                      16,141

                              Total Investments (Cost--$9,679,080*)--99.7%                                        9,679,080
                              Other Assets Less Liabilities--0.3%                                                    32,776
                                                                                                                -----------
                              Net Assets--100.0%                                                                $ 9,711,856
                                                                                                                ===========

  * The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

                                             (in Thousands)

    Aggregate cost                           $    9,679,146
                                             ==============
    Gross unrealized appreciation                        --
    Gross unrealized depreciation            $         (66)
                                             --------------
    Net unrealized depreciation              $         (66)
                                             ==============


(a) AMBAC Insured.

(b) FGIC Insured.

(c) FHLMC Collateralized.

(d) FNMA Collateralized.

(e) FSA Insured.

(f) MBIA Insured.

(g) Radian Insured.

(h) XL Capital Insured.

(i) The interest rate is subject to change periodically based upon prevailing market rates.
    The interest rate shown is the rate in effect at September 30, 2004.

(j) CIFG Insured.

(k) Prerefunded.

    See Notes to Financial Statements.


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Statement of Assets and Liabilities                                                                 Master Tax-Exempt Trust

As of September 30, 2004
Assets

           Investments in unaffiliated securities, at value
           (identified cost--$9,679,079,734)                                                                $ 9,679,079,734
           Cash                                                                                                      64,601
           Receivables:
               Securities sold                                                            $   205,038,012
               Interest                                                                        31,445,272
               Contributions                                                                   11,250,685       247,733,969
                                                                                          ---------------
           Prepaid expenses                                                                                          60,580
                                                                                                            ---------------
           Total assets                                                                                       9,926,938,884
                                                                                                            ---------------

Liabilities

           Payables:
               Securities purchased                                                           214,696,000
               Investment adviser                                                                 214,409
               Other affiliates                                                                    52,769       214,963,178
                                                                                          ---------------
           Accrued expenses                                                                                         119,712
                                                                                                            ---------------
           Total liabilities                                                                                    215,082,890
                                                                                                            ---------------

Net Assets

           Net assets                                                                                       $ 9,711,855,994
                                                                                                            ===============

Net Assets Consist of

           Investors' capital                                                                               $ 9,711,855,994
                                                                                                            ---------------
           Net Assets                                                                                       $ 9,711,855,994
                                                                                                            ===============

           See Notes to Financial Statements.


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Statement of Operations                                                                             Master Tax-Exempt Trust

For the Six Months Ended September 30, 2004
Investment Income

           Interest and amortization of premium and discount earned                                         $    59,635,971

Expenses

           Investment advisory fees                                                       $     6,745,784
           Accounting services                                                                    649,343
           Custodian fees                                                                         123,139
           Professional fees                                                                       50,769
           Pricing fees                                                                            30,796
           Trustees' fees and expenses                                                             28,652
           Printing and shareholder reports                                                        21,328
           Other                                                                                   44,691
                                                                                          ---------------
           Total expenses                                                                                         7,694,502
                                                                                                            ---------------
           Investment income--net                                                                                51,941,469
                                                                                                            ---------------

Realized Loss--Net

           Realized loss on investments--net                                                                       (75,875)
                                                                                                            ---------------
           Net Increase in Net Assets Resulting from Operations                                             $    51,865,594
                                                                                                            ===============

           See Notes to Financial Statements.


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Statements of Changes in Net Assets                                                                 Master Tax-Exempt Trust

                                                                                           For the Six          For the
                                                                                           Months Ended        Year Ended
                                                                                          September 30,        March 31,
Increase (Decrease) in Net Assets:                                                             2004               2004
Operations

           Investment income--net                                                         $    51,941,469   $    98,514,257
           Realized loss--net                                                                    (75,875)         (272,665)
                                                                                          ---------------   ---------------
           Net increase in net assets resulting from operations                                51,865,594        98,241,592
                                                                                          ---------------   ---------------

Capital Transactions

           Proceeds from contributions                                                     18,954,521,567    38,210,930,891
           Fair value of withdrawals                                                     (19,547,161,293)  (38,647,721,740)
                                                                                          ---------------   ---------------
           Net decrease in net assets derived from capital transactions                     (592,639,726)     (436,790,849)
                                                                                          ---------------   ---------------

Net Assets

           Total decrease in net assets                                                     (540,774,132)     (338,549,257)
           Beginning of period                                                             10,252,630,126    10,591,179,383
                                                                                          ---------------   ---------------
           End of period                                                                  $ 9,711,855,994   $10,252,630,126
                                                                                          ===============   ===============

           See Notes to Financial Statements.



Financial Highlights                                                                                Master Tax-Exempt Trust

                                                                        For the Six        For the         For the Period
                                                                        Months Ended      Year Ended    February 13, 2003++
The following ratios have been derived from                            September 30,      March 31,         to March 31,
information provided in the financial statements.                           2004             2004               2003
Total Investment Return

           Total investment return                                             .52%+++               .94%             .68%*
                                                                       ===============    ===============   ===============

Ratios to Average Net Assets

           Expenses                                                              .15%*               .15%             .21%*
                                                                       ===============    ===============   ===============
           Investment income and realized loss--net                             1.03%*               .94%            1.04%*
                                                                       ===============    ===============   ===============

Supplemental Data

           Net assets, end of period (in thousands)                    $     9,711,856    $    10,252,630   $    10,591,179
                                                                       ===============    ===============   ===============

             * Annualized.

            ++ Commencement of operations.

           +++ Aggregate total investment return.

               See Notes to Financial Statements.


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004



Notes to Financial Statements
Master Tax-Exempt Trust


1. Significant Accounting Policies:
Master Tax-Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; ..175% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the six months ended September 30, 2004, the Trust reimbursed
FAM $125,951 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this Web site http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


CMA TAX-EXEMPT FUND, SEPTEMBER 30, 2004


Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not
Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Tax-Exempt Fund and Master Tax-Exempt Trust


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       CMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       CMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: November 19, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       CMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: November 19, 2004